AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2013

SECURITIES ACT FILE NO. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  [  ]

CITY NATIONAL ROCHDALE FUNDS
(FORMERLY CNI CHARTER FUNDS)
(Exact Name of Registrant as Specified in Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Offices) (Zip Code)
(800) 708-8881
(Registrant’s Area Code and Telephone Number)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

With Copies To:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue
Los Angeles, California 90071

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing become effective October 31, 2013 pursuant to Rule 488.

Title of Securities Being Registered:  Class N shares.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

CITY NATIONAL ROCHDALE ALTERNATIVE TOTAL RETURN FUND LLC
570 Lexington Avenue
New York, New York 10022
1-800-245-9888

Dear Shareholder:

We are seeking your approval of the proposed reorganization of your fund, City National Rochdale Alternative Total Return Fund LLC, into City National Rochdale Fixed Income Opportunities Fund.  City National Rochdale, LLC (“CNR”) is the investment adviser for both funds.

The Board of Managers of your fund has called a Special Meeting of Shareholders (the “Meeting”) to be held on ______, 2013, at the offices of CNR, 570 Lexington Avenue, New York, New York 10022 at [     ] Eastern Time in order to vote on the proposed reorganization.

CNR has informed your fund’s Board of Managers that it believes that shareholders would benefit from an allocation to life settlement investments as part of a diversified, multi-strategy portfolio rather than obtaining dedicated investment exposure to the asset class through a separate pooled investment vehicle.  After considering the viability of and alternatives for your fund in light of CNR’s decision, your fund’s current size and the need to continue to make premium payments on the life insurance policies held by your fund, CNR recommended the proposed reorganization to your fund’s Board of Managers.

If the proposed reorganization is approved by shareholders, on the closing date of the reorganization your fund will transfer all of its assets to the acquiring fund and the acquiring fund will assume all of the liabilities of your fund.  On that date, you will receive shares of the acquiring fund equal in aggregate net asset value to the value of your shares of your fund.

Enclosed are various materials, including a Combined Prospectus and Proxy Statement and proxy ballot for the Meeting.  The materials will provide you with detailed information about the proposed reorganization.  After careful consideration, the Board of Managers of your fund has determined that the reorganization is in the best interests of your fund and the existing investors of your fund will not be diluted as a result of the reorganization.  The Board of Managers of your fund recommends you vote in favor of the proposed reorganization.

Your vote is important.  Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope.  If we do not hear from you after a reasonable amount of time you may receive a telephone call from us, reminding you to vote your shares.

Sincerely,
/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President & Chief Executive Officer

CITY NATIONAL ROCHDALE ALTERNATIVE TOTAL RETURN FUND LLC
570 Lexington Avenue
New York, New York 10022
1-800-245-9888

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON _________, 2013

A Special Meeting of Shareholders of the City National Rochdale Alternative Total Return Fund LLC (the “Target Fund”) will be held on ___________, 2013, at [   ] Eastern Time, at the offices of City National Rochdale, LLC, 570 Lexington Avenue, New York, New York 10022.  The meeting will be held for the following purposes:

1.           Reorganization of the Target Fund. For the shareholders of the Target Fund to consider and vote on a proposed reorganization of the Fund into the City National Rochdale Fixed Income Opportunities Fund, a series of City National Rochdale Funds, and the subsequent dissolution of the Target Fund.

2.           Other Business.  To consider and act upon such other business as may properly come before the meeting or any adjournments or postponements thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the special meeting or any adjournments or postponements thereof.

The Board of Managers of the Target Fund has unanimously approved the proposed reorganization.  Please read the accompanying Combined Prospectus and Proxy Statement for a more complete discussion of the proposal.

Shareholders of the Target Fund of record as of the close of business on ________, 2013 are entitled to notice of, and to vote at, the special meeting or any adjournments or postponements thereof.

You are invited to attend the special meeting.  If you cannot do so, please complete and return the accompanying proxy in the enclosed postage paid return envelope as promptly as possible.  This is important for the purpose of ensuring a quorum at the special meeting.  You may revoke your proxy at any time before it is exercised by signing and submitting a revised proxy, by giving written notice of revocation to the Target Fund at any time before the proxy is exercised, or by voting in person at the special meeting.

By Order of the Board of Managers,

/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President & Chief Executive Officer

__________, 2013

The information in this Combined Prospectus and Proxy Statement is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Combined Prospectus and Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED [    ], 2013

PROSPECTUS FOR:

CITY NATIONAL ROCHDALE FUNDS
City National Rochdale Fixed Income Opportunities Fund

400 North Roxbury Drive
Beverly Hills, California 90210
1-800-708-8881

PROXY STATEMENT FOR:

CITY NATIONAL ROCHDALE ALTERNATIVE TOTAL RETURN FUND LLC

570 Lexington Avenue
New York, New York, 10022-6837
1-800-245-9888

COMBINED PROSPECTUS AND PROXY STATEMENT
Dated _________, 2013

The Board of Managers of City National Rochdale Alternative Total Return Fund LLC (the “Target Fund”) is soliciting the enclosed proxies in connection with a special meeting (the “Meeting”) of shareholders1 of the Target Fund.

The Meeting will be held on _________, 2013 at [   ] Eastern Time at the offices of City National Rochdale, LLC (“CNR”), 570 Lexington Avenue, New York, New York 10022.  The Meeting is being called to consider the proposed reorganization of the Target Fund into the City National Rochdale Fixed Income Opportunities Fund (the “Acquiring Fund”), a series of City National Rochdale Funds (the “Trust”), and to transact such other business as may properly come before the meeting or any adjournments or postponement thereof.  Each of the Target Fund and the Acquiring Fund is referred to herein as a “Fund” and collectively they are referred to as the “Funds.”  Shareholders of record of the Target Fund as of ________, 2013 will be entitled to vote at the Meeting.

1
The Target Fund, a Delaware limited liability company, offers units of interests and not shares.  For ease of reference, the proxy materials refer to unitholders and members as shareholders and to units as shares.

The Target Fund is a closed-end management investment company organized as a Delaware limited liability company on November 18, 2010.  The Target Fund’s offices are located at 570 Lexington Avenue, New York, New York 10022.  The Target Fund’s phone number is 1-800-245-9888.  The Trust is an open-end management investment company (referred to generally as a “mutual fund”) organized as a Delaware statutory trust on October 28, 1996.  The Trust’s offices are located at 400 North Roxbury Drive, Beverly Hills, California 90210.  The Trust’s phone number is 1-888-889-0799.  The same Board members comprise the Board of Managers of the Target Fund (the “Board” or the “Target Fund Board”) and the Board of Trustees of the Trust (the “Acquiring Fund Board”).

This Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) is furnished to the shareholders of the Target Fund on behalf of the Target Fund Board in connection with the solicitation of voting instructions for the Meeting.  It is being mailed to shareholders of the Target Fund on or about _________, 2013.  The prospectus for the Acquiring Fund accompanies and is incorporated into this Prospectus/Proxy Statement.  This Prospectus/Proxy Statement sets forth concisely the information about the Acquiring Fund and the proposed reorganization that Target Fund shareholders should know before voting on the reorganization.  You should retain them for future reference.

Additional information about the Target Fund is included in its Offering Memorandum and Statement of Additional Information dated January 10, 2011, as amended and/or supplemented, which are incorporated by reference herein.  Additional information about the Acquiring Fund is included in its Prospectus and Statement of Additional Information dated ________, 2013, as amended and/or supplemented.  Additional information is also set forth in the Statement of Additional Information dated ________, 2013 relating to this Prospectus/Proxy Statement, which is also incorporated by reference herein.  The Target Fund will furnish you, at your request and without charge, a copy of the Offering Memorandum, Statement of Additional Information and/or the most recent annual or semi-annual report for the Target Fund.  You can request copies by calling 1-800-245-9888.  As described herein, additional information about the Target Fund and the Trust has been filed with the SEC.

The SEC has not approved or disapproved these securities or passed on the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

Dated: ________, 2013

-i-

SUMMARY OF PROSPECTUS/PROXY STATEMENT

Proposed Reorganization

The Board has called the Meeting to allow shareholders of the Target Fund to consider and vote on the proposed reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”).

CNR has informed the Board that it believes that shareholders would benefit from an allocation to life settlement investments as part of a diversified, multi-strategy portfolio rather than obtaining dedicated investment exposure to the asset class through a separate pooled investment vehicle.  After considering the viability of and alternatives for the Target Fund in light of CNR’s decision, the Fund’s current size ($55.9 million as of July 31, 2013) and the need to continue to make premium payments on the insurance policies held by the Target Fund, CNR recommended the proposed Reorganization to the Board.

In the proposed Reorganization, Target Fund shareholders would become shareholders of a much larger ($752.4 million as of July 31, 2013) mutual fund offering daily liquidity.  Today, as a shareholder of the Target Fund, a privately offered closed-end fund that is not exchange-listed, you have no redemption rights and are holding an illiquid investment.  The Target Fund has conducted no tender offers to repurchase its shares from shareholders to date and has no current plans to conduct any tender offers.

If the Reorganization is completed, Target Fund shareholders would pay a lower investment advisory fee (0.50% rather than 1.75% plus a performance allocation) and lower total expenses (1.10% rather than 2.40% based on expenses of the Target Fund and combined Acquiring Fund as of July 31, 2013).  Target Fund shareholders would also be able to exchange their shares for shares of other series of City National Rochdale Funds.  Target Fund shareholders have no exchange rights today.

Target Fund shareholders would lose dedicated exposure to life insurance policies if the Reorganization is consummated.  However, Target Fund shareholders would be obtaining interests in a diversified fund that may invest up to 15% of its net assets in life insurance policies.

The proposed Reorganization is intended to be a taxable transaction.  The tax consequences of the Reorganization will be substantially similar to those of a liquidation of the Target Fund, which is treated as a partnership for federal income tax purposes.  The exchange of the Target Fund’s assets for shares of the Acquiring Fund will be a taxable exchange, on which the Target Fund will recognize gains and losses.  Target Fund shareholders will be subject to tax on their allocable shares of gains and losses recognized by the Target Fund.  Target Fund shareholders may also recognize gain or loss on the distribution of Acquiring Fund shares in liquidation of the Target Fund.

Pursuant to the terms of the proposed Agreement and Plan of Reorganization between the Target Fund and the Trust on behalf of the Acquiring Fund (the “Reorganization Agreement”), the Reorganization would involve the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of Target Fund by Acquiring Fund and the issuance of Class N shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund.  The net asset value per share of the Target Fund and the Acquiring Fund will be determined in accordance with the regular practices of each Fund.  The Board and the Acquiring Fund Board have approved the same fair valuation methodology and procedures to price life insurance policy holdings.  Shares of the Acquiring Fund will be distributed to shareholders of the Target Fund and the Target Fund will be dissolved.

CNR serves as the investment adviser for each Fund.  CNR engages Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC to each sub-advise a portion of the Acquiring Fund’s portfolio.  The Acquiring Fund is a diversified series of the Trust, an open-end management investment company, which means that the Acquiring Fund is limited as to amounts of issuers it may own with respect to 75% of its assets.  The Acquiring Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) and are publicly offered on a continuous basis.  Investors may purchase or redeem shares of the Acquiring Fund on any business day.  The Target Fund is a non-diversified closed-end management investment company.  The shares of the Target Fund are registered under the 1940 Act, but are not registered under the 1933 Act, are issued solely in private placement transactions, are not exchange listed and are continuously offered.  The Target Fund is an illiquid investment and shareholders have no right to require the Fund to redeem their shares.  The Target Fund has conducted no tender offers since its launch on January 4, 2011 and has no current plans to conduct any tender offers.

CNR will bear the costs of the proposed Reorganization, including legal, accounting and transfer agent costs.

For the reasons set forth below in “Reasons for the Proposed Reorganization and Board Considerations,” the Board of the Target Fund, including all of the Board members who are not “interested persons” of the Target Fund (the “Independent Board Members”) under the 1940 Act, concluded that the Reorganization is in the best interests of the Target Fund and its shareholders and that the interests of the  Target Fund’s existing shareholders will not be diluted as a result of the proposed Reorganization.  After careful consideration, the Board of the Target Fund unanimously approved the Reorganization and is recommending that shareholders of the Target Fund vote “FOR” the Reorganization.  The members of the Board of the Target Fund, in their capacities as the Acquiring Fund Board, have also approved the Reorganization on behalf of the Acquiring Fund after concluding that the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization.

Comparison of Investment Objectives and Principal Strategies

The investment objective and principal strategies of each Fund are set forth in the following table.  The investment objective for each Fund is not fundamental and may be changed by the respective Board without shareholder approval.

Investment Objectives
Target Fund	Acquiring Fund
The Fund’s investment objective is to seek long-term capital appreciation through the purchase of life insurance policies at a discount to face value.  The Fund is expected to have low volatility and low correlation with the U.S. equity markets.
The Fund seeks a high level of current income.
Principal Strategies
Target Fund	Acquiring Fund
The Fund will normally pursue its investment objective by investing substantially all of its assets in life insurance policies and interests related thereto purchased through life settlement transactions (collectively, “Policies”).  The Adviser has wide discretion in determining the Policies in which the Fund will invest.  Policies may include, without limitation, whole, universal, variable universal, term, variable term, survivorship, group, and other types of life insurance policies.  While it is anticipated that the Fund will endeavor to purchase complete ownership interests in each Policy in which it invests, the Fund may also purchase partial ownership interests in any particular Policy when the Adviser believes that such a purchase is appropriate.  The Fund may also purchase interests in pools of Policies issued by third parties and/or purchase Policies directly from third parties.

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities.  The Fund will invest in both fixed rate and floating rate fixed income securities.  The Fund seeks to invest its net assets across a spectrum of income yielding securities and primarily focuses on investments in high yield bonds (commonly known as “junk” bonds) issued by corporate and municipal issuers, in fixed and floating rate loans made to U.S. and foreign borrowers, and in domestic and foreign corporate bonds consisting primarily of asset backed securities and bank loans.  The Fund’s foreign investments include those in emerging market countries.  For purposes of determining an issuer’s location, the Fund generally looks to the issuer’s country of incorporation or the country where the issuer does a preponderance of its business.

Target Fund	Acquiring Fund
For purposes of the Fund’s investment objective, “low volatility” means expected monthly net asset value fluctuations (after consideration for distributions of principal and interest) of Units that are no greater than the annualized monthly ups and downs of 30% of the average annual return of the Standard & Poor’s 500-stock index over a three-year rolling period.

A “life settlement” is the transfer of the beneficial interest in a Policy by the underlying insured person to a third party (in this case, the Fund).  The Policy owner transfers his or her Policy at a discount to its face value (i.e., the payment amount set forth in the Policy that is payable on the death of the insured or upon maturity of the Policy) in return for an immediate cash settlement.  The purchaser of the Policy is then responsible for premiums payable on the Policy and will be entitled to receive the full face value from the insurance company upon maturation (i.e., upon the death of the insured).

The Adviser expects the Fund’s portfolio to include no less than 90% (measured as of the time the Fund’s assets are fully invested in Policies) of its Policies (or fractional interests in Policies, if applicable) where the issuing insurance company is rated B+ or better for financial stability by AMBEST and/or BB+ or better from S&P (or a rating of similar quality or better if rated by a different nationally recognized statistical ratings organization, i.e. investment grade).  The Adviser also expects to generally select only Policies within the life settlement marketplace that are issued by U.S. life insurance companies, where the insured is over the age of 65.

The Fund also invests in other income-producing securities consisting of preferred stocks, high dividend paying stocks, securities issued by other investment companies (including exchange traded funds (“ETFs”) and money market funds), and money market instruments.  Up to 100% of the Fund’s assets may be held in instruments that are rated below investment grade by either by S&P Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or in unrated securities determined by City National Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, or an Fund’s sub-adviser to be of equal quality.  The Fund may invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Fund as a whole.  The Fund may also invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions.  The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund organized under the laws of Ireland (the “Subsidiary”).

In selecting the Fund’s investments, the Adviser or the relevant sub-adviser analyzes an issuer’s financial condition, business product strength, competitive position and management experience. The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund’s objective, the credit quality meets the Adviser’s or sub-adviser’s fundamental criteria and the Adviser or sub-adviser believes the valuation is attractive and industry trends remain favorable.

Target Fund	Acquiring Fund
Prior to investing in any Policy, the Adviser will perform a due diligence review of the insured owner of the Policy.  Such review will include, but not limited to:  confirmation that the Policy is past its contestability period; that the Policy was issued after a full medical evaluation of the insured; that the Fund will be able to obtain unencumbered ownership of the Policy (for example, that the Policy is not pledged as collateral nor are there loans outstanding on the Policy); that the current medical condition of the insured is available; and generally that a family medical history – in particular of the parents of the insured – is available. The Adviser will then have a life expectancy evaluation of the insured performed by one or more independent life evaluation expectancy firms, in addition to the Adviser’s own evaluation.

In addition, the Adviser will take into consideration various economic factors with respect to the purchase of the Policy, including, without limitation, the existence of any cash value in the Policy, the face amount/death benefit of the Policy, estimated future premium payment liability and a discounted present value of the Policy based on an acceptable target internal rate of return.

The life expectancy of the insureds’ covered by the Policies held by the Fund is expected to range from 1 to 10 years.  The weighted average life expectancy of the Policies in the Fund are not expected to exceed 8 years.

The Adviser will strive to purchase Policies from multiple insurance companies in an effort to mitigate risk to the Fund due to deterioration in the claims paying ability of any particular insurance company.

Target Fund	Acquiring Fund
The Fund is non-diversified.  The Fund’s investments will be concentrated in the life insurance industry.

The Fund will be required to make ongoing premium payments for Policies in which it invests and will incur operating and other expenses.  The Fund may have income from the maturity of the Policies to provide liquidity to help the Fund meet a portion of the estimated future Policy premium payments and the costs associated with the management of the Fund.  In order to address the Fund’s future liquidity needs, it is currently expected that the Fund will need to make future offerings of Units, preferred units and/or debt securities in order to meet all or a portion of its estimated future Policy premium payments and/or to make distributions (if any).

The Fund may also set aside a portion of its net asset to be used to make future Policy premium payments.  Accordingly, a portion of the Fund’s net assets may be invested in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Depending upon a number of factors, including valuation changes relating to Policies, increased life expectancies requiring increased premium reserves, and potentially other circumstances which may create additional liquidity needs, the Fund may invest, subject to its ability to liquidate its portfolio of Policies, up to 30% of its assets in cash and high quality, short-term debt securities.  However, the Fund does not intend to regularly invest a significant portion of its total assets in money market instruments and expects to fund future premium payments through the maturity proceeds of the Policies and/or through additional sales of Units.

Target Fund	Acquiring Fund
The investment objective of the Fund is not fundamental and may be changed by the Board without the approval of the Unitholders.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI.  However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Offering Memorandum or in the SAI.  Consistent with its investment limitations, the Fund may invest in new types of securities and instruments.

The Fund intends to use leverage.  The Fund may borrow, issue debt securities or issue preferred shares for leveraging purposes or for other specific purposes up to the amount permitted under the 1940 Act.

Comparison of Principal Investment Risks

The principal risks to which investments in each Fund are subject are set forth in the following table.

Target Fund	Acquiring Fund
Liquidity of Units; Limitations on Transfer.  The Fund does not intend to list its Units for trading on any national securities exchange.  There is no secondary trading market for the Units, and none is expected to develop.  The Units are, therefore, not readily marketable.  Because the Fund is a closed-end investment company with an indefinite term, its Units will not be redeemable at the option of a Member and the Units will not be exchangeable for interests of any other fund.  Liquidity may be provided to Members through (i) repurchase offers made from time to time by the Fund and/or (ii) direct sales of a Member’s Units to other clients of the Adviser that are coordinated by the Adviser.  There is no assurance that a Member tendering a Unit for repurchase in connection with a repurchase offer made by the Fund will have that Unit repurchased in that repurchase offer or that the Adviser will be able to facilitate a sale of a Member’s Units to its other clients.  Subject to the transfer restrictions, Members may be able to sell Units if they are able to find a Qualified Investor willing to purchase the Units, and in conformity with any Board procedures regarding transfer.  The transferability of Units will also be subject to certain restrictions contained in the Operating Agreement and imposed under applicable securities laws.  The Fund is designed primarily for long-term investors with 5 to 8 year investment horizons.  You should not invest in the Fund if you need a liquid investment.

General Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities.  Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

Target Fund	Acquiring Fund
Portfolio Liquidity.  The market for Policies is less liquid than the equity and bond markets, and no active trading market currently exists for the Policies.  The Policies are thus not considered liquid.  Liquidity relates to the ability of the Fund to sell an investment in a timely manner at a price approximately equal to its value on the Fund’s books.  The limited liquidity of the Policies may impair the Fund’s ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets.  Because of the lack of an active trading market, Policies will be priced using fair value procedures adopted by the Fund's Board.  The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund raise cash, additional equity, preferred stock or debt to meet the premium payments on the Policies.  The substantial portion of the Fund’s assets invested in Policies may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and could result in capital losses to the Fund and Unitholders.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market.  In addition, the Fund’s principal market segment may underperform other segments or the market as a whole.  The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited.  Preferred stock typically has “preference” over common stock in the payment of distributions and the liquidation of a company’s assets, but is subordinated to bonds and other debt instruments.  In addition, preferred stock holders generally do not have voting rights with respect to the issuing company.

Target Fund	Acquiring Fund
Performance Compensation.  The Adviser will generally be entitled to receive performance-based compensation.  This performance based compensation could create an incentive for the Adviser to make investment decisions on behalf of the Fund that are riskier and more speculative than would be the case in the absence of a performance allocation.  An investment in the Fund is speculative in nature due to, among other things, the uncertainty associated with estimating life expectancies.  In addition, because the Performance Allocation is calculated on a basis that includes unrealized appreciation of the Fund’s assets, the Performance Allocation may be greater than if it were based solely on realized gains.

Concentration of Investments.  Because the Fund concentrates its investments in the life insurance industry, a development adversely affecting that industry would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

Non-Diversification.  The Fund has registered as a “non-diversified” investment company.  This means it may invest a larger percentage of its assets in one issuer than a diversified fund.  If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers.

Management Risk – The Fund’s performance depends on the portfolio managers’ skill in making appropriate investments.  As a result, the Fund may underperform the markets in which it invests or similar funds.

Sub-Adviser Allocation – The Fund’s performance is affected by the Adviser’s decisions concerning how much of the Fund’s portfolio to allocate for management by each of the Fund’s sub-advisers or to retain for management by the Adviser.

Credit Risk – Changes in the credit quality rating of a security or changes in an issuer’s financial condition can affect the Fund.  A default on a security held by the Fund could cause the value of your investment in the Fund to decline.  Investments in bank loans and lower rated debt securities involve higher credit risks.  There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.  Credit risk may be high for the Fund because it invests in lower rated investment quality fixed income securities.

Liquidity Risk – Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline.  It may be more difficult for the Fund to sell the investments when illiquid or the Fund may receive less than it expects to receive if the security were sold.  Additionally, one or more of the instruments in which the Fund invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time.  In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.  The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Fund’s net asset value.

Target Fund	Acquiring Fund
Inability to Make Premium Payments.  Premium payments are required to keep Policies in force.  If the Fund is unable to make premium payments on a Policy due to liquidity issues or for any other reason, the Policy will lapse, and the Fund will lose its ownership interest in the Policy.  It is currently expected that the Fund will need to make future offerings of Units, preferred units and/or debt securities or borrow capital in order to meet at least a portion of its estimated future Policy premium payments.  There is no assurance that these offerings will be successful in raising sufficient assets or that the Fund will be able to borrow capital to meet the Policy’s premium payments.

Foreign Securities Risk – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).  There may be less government supervision of foreign markets.  As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Target Fund	Acquiring Fund
Leverage Risk.  Leverage risk is the risk associated with the use of the Fund’s borrowings, outstanding preferred units or debt securities, if issued in the future.  There can be no assurance that the Fund’s leveraging strategy will be successful.  The Fund intends to use leverage, subject to the limitations of the 1940 Act (or any more restrictive terms imposed by lenders).  The Fund may borrow money or issue preferred units or debt securities for any purpose deemed appropriate by the Adviser and approved by the Board; such purposes may include, but are not limited to, the purchase of Policies, making premium payments on Policies, making distributions, meeting repurchase requests pursuant to tender offers, and for operational or portfolio management purposes.  Although leverage will increase investment return if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment return if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds.  The use of leverage will therefore magnify the extent of the changes in the value of the Fund.  Because acquiring and maintaining Policies or other investments on margin or by the use of other leverage allows the Fund to acquire Policies or other investments worth more than its original capital investment in those investments, the amount that the Fund stands to lose in the event of adverse price movements will be increased in relation to the amount of its capital investment.  In the event of a sudden, precipitous drop in value of the Fund’s net assets, the Adviser might not be able to liquidate assets quickly enough to pay off the Fund’s borrowing.  Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased.  In order to maintain required asset coverage levels, the Fund may be required to alter the composition of its investment portfolio or take other actions, such as redeeming preferred shares, if any, or prepaying borrowings with the proceeds from the Fund’s investments, at what might be an inopportune time in the market.  Such actions could reduce the net earnings or returns to Unitholders over time.  The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit, increasing the expenses of the Fund and reducing any net investment income.

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations.  Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems.  In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country.  In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.  Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index. Emerging market securities are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

Financial Industry Risk – The Fund invests in obligations of financial services firms, including those of banks.  Changes in economic conditions and government regulations can significantly affect these issuers.

Volatility Risk – Because of the speculative nature of the income securities in which the Fund invests, the Fund may fluctuate in price more than other bond and income funds.

High Yield (“Junk”) Bond Risk – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities.  Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Target Fund	Acquiring Fund
Valuation Risk.  The Adviser and the Board anticipate that market quotations will not be readily available for the Policies in which the Fund invests.  Although the Fund will seek to use independent pricing services to assist in pricing Policies, it is therefore expected that a substantial portion of the Fund’s assets will be priced using fair value procedures adopted by the Board.  Fair value of an asset is the amount, as determined by the Adviser in good faith, that the Fund might reasonably expect to receive upon a current sale of the asset.  Many factors may influence the price at which the Fund could sell any particular Policy.  The sales price may well differ - higher or lower - from the Fund’s last valuation, and such differences could be significant.  Valuing assets using fair value methodologies involves greater reliance on judgment than valuing assets based on market quotations.  The sales price the Fund could receive for any particular Policy may differ from the Fund’s valuation of the Policy.  When the Fund employs its fair value methodologies, it may value those assets higher or lower than another fund using its own fair value methodologies to price the same assets.  The value given to the Fund’s securities and Policies will be used to calculate the Adviser’s fees and the Performance Allocation.  Therefore, a conflict may arise with respect to this responsibility given the Performance Allocation to be earned by the Adviser.

Cash Management and Defensive Investing.  The Fund may invest, for defensive purposes or otherwise, a portion of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  Money market instruments or short-term debt securities held by the Fund for cash management or defensive investing purposes can fluctuate in value.  Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk.  If the Fund holds cash uninvested, the Fund will not earn income on the cash and the Fund’s yield will go down.  If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its objective.

Bank Loan Risk – Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions.  As a result bank loans may have relatively less liquidity than other types of fixed income assets, and the Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

Risk of Investing in Other Investment Companies – As with other investments, investments in other investment companies, including ETFs, are subject to market and management risk.  In addition, if the Fund acquires shares of investment companies Fund shareholders bear both their proportionate share of expenses in the Fund (including advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests.

ETF Risk – ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index or group of indices it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Target Fund	Acquiring Fund
Other Risk Factors.  Relying on life insurance companies to make payments on the Policies involves certain risks.  These include the risk that the insurance companies will fail to meet their obligations under the Policies or fail to do so in a timely manner or become insolvent.  The Fund’s ability to hedge or otherwise mitigate such risks is limited to its ability to sell the Policies to other investors.  Although a market may develop for the Policies in the future, these instruments are generally considered illiquid.  Valuation of such instruments requires that a good faith “fair value” be assigned to each instrument after careful examination of a range of tangible and intangible inputs and even when appropriate valuation methodologies are fully carried out, there can be no assurance that such instruments can be sold at the values at which they may be carried.

Tax Risks.  The Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes.  The Fund should not be subject to U.S. federal income tax, and each Member will be required to report on the Member’s own annual tax return, to the extent required, the Member’s distributive share of the Fund’s tax items of income, gain, deduction and loss.  If the Fund were determined to be an association or a publicly traded partnership taxable as a corporation, the taxable income of the Fund would be subject to corporate income tax and any distributions of profits from the Fund would be treated as dividends.

Life Insurance Policy Risk - The Fund may invest in beneficial interests in individual life insurance policies (“Policies”).  The Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement.  The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured.  If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy.  There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund.  If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.  In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board.  The sales price the Fund could receive for a Policy may differ from the Trust's valuation of the Policy.  The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be.  An insurance company may be unable or refuse to pay benefits on a Policy.  Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company.  A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Target Fund	Acquiring Fund
Applicable Law and Regulatory Developments.  The Fund is a closed-end management investment company registered under the 1940 Act.  The Fund must comply with various legal requirements, including requirements imposed by the federal securities laws and tax laws.  Should any of those laws change over the life of the Fund, the legal requirements to which the Fund may be subject could differ materially from current requirements.  It is impossible to predict if future regulatory developments might adversely affect the Fund.  Future regulations, if any, could have a material adverse impact on the Fund’s ability to conduct its business as described herein or even to continue doing business at all.  If it were determined that Policies are not securities under the 1940 Act, the Fund may not be eligible to register as an investment company under the 1940 Act.  If the Fund were required to deregister with the SEC, the Fund would no longer be subject to, and Unitholders would no longer benefit from, the investor protections of the 1940 Act.

Time Risks.  The primary risk and determinant of return on investments in Policies is time.  The Fund will not receive a cash return on investment until the Policies in which it owns interests have matured (i.e., the insured has died and the life insurance company has paid out the death benefit).  The rate of return on a Policy cannot be calculated before the insured dies.  Advances in medical sciences may prolong the lives of insureds beyond that estimated.  The longer the insured lives, the lower the rate of return on the related Policy will be.

Tax Risk – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income.  Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year.  In addition, the Fund may invest in Policies through the Subsidiary.  While the Fund believes that income from the Subsidiary will be qualifying income for purposes of the Fund’s RIC status, the Fund has not received a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that such income would be qualifying income.  As a result either of direct investments in Policies or investments through the Subsidiary, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end.  If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at corporate rates.  Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Target Fund	Acquiring Fund
Inability to Predict the Life Expectancy of an Insured.  Any estimate of life expectancy is based upon medical and actuarial data, and no one can predict with certainty when a particular insured will die.  Unanticipated delays in the collection of a substantial number of Policies, caused by underestimating an insured’s life expectancy, could have a material adverse effect on the Fund’s financial results, which, in turn, may have a material adverse effect on the Fund’s ability to make distributions to its Members or meet its Policy premium obligations.  Policies will mature earlier and/or later than estimated.  If maturities occur later than estimated, it can reduce return or create a loss of principal.

Inability to Make Premium Payments.  If the Fund is unable to make premium payments on a Policy due to liquidity issues or for any other reason, the Policy will lapse, and the Fund will lose its ownership interest in the Policy.  This can reduce return or create a loss of principal.

Privacy Law Risks.  Privacy laws may limit the information available to the Adviser about insureds.  Incomplete or inaccurate information regarding an insured can cause the Fund to hold a Policy at a different carrying value than would have been the case had the medical information been known to the Adviser.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Subsidiary are generally subject to U.S. federal income tax withholding at a 30% rate.  The Subsidiary intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding.  There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Subsidiary.  In such a case, the Subsidiary may be able to obtain a refund from the IRS.

The tax treatment of the Policies and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.  Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Subsidiary or the Fund, may also have an adverse tax effect on the Subsidiary, the Fund and its shareholders.

Defensive Instrument Risk – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goal.

Target Fund	Acquiring Fund
Volatility of Policies Market.  The Policies market has experienced substantial growth, which may affect the availability of Policies.  The market for the purchase of Policies is highly competitive.  There are few substantial barriers to prevent new competitors from entering this market.  The Adviser expects to face competition from existing competitors and new market entrants in the future.  As a result, the Adviser may not be able to acquire Policies on behalf of the Fund on a commercially viable basis.

Although the secondary insurance policy market is regulated, such market is not subject to government oversight, disclosure, accounting, auditing and financial standards that are equivalent to those the applicable to equities markets.  Accordingly, there can be no certainty that such markets will always be active; this may result in difficulty purchasing or selling Policies at desired prices and in desired quantities.

Government Regulation.  The market for Policies may be subject to new government regulation that may impact the ability to purchase Policies.

Refusal to Pay Benefits on Certain Policies.  Although the Fund will perform extensive steps to insure the Fund’s rights to each Policy, insurers may refuse to pay benefits on certain Policies on the basis that there was no “insurable interest” on the part of the purchaser of a Policy at the time such Policy was issued.

Target Fund	Acquiring Fund
Contestability of Policies.  Although the Fund will perform extensive steps to insure against the contestability of the Fund’s rights to each Policy, Policies may be subject to contest by the issuing life insurance company.  If the insurance company successfully contests a Policy, the Policy will be rescinded and declared void.

Delays in Payment and Non-Payment of the Proceeds of Policies.  Any delays in collecting a substantial amount of the proceeds of Policies could have a material adverse effect on the Fund’s returns and, therefore, on its ability to make distributions to Members or meet its Policy premium obligations.

Missing Insureds.  The Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting death benefits, which would affect the value of Policies.

Pricing Risks.  The pricing of a Policy is dependent primarily upon the life expectancy of the insured, the net death benefit and the premium rate payable in respect of his or her Policy.  While the Fund will seek to acquire Policies on the lives of insureds in respect of whom competent medical diagnoses have been made, such diagnoses will not always prove to have been correct.  An error in pricing can reduce return or lead to the loss of principal.

Target Fund	Acquiring Fund
Credit Rating – Policy Providers.  Credit ratings of insurance companies are not a guarantee of quality or a warranty, nor are they a recommendation by the rating agency to buy, sell or hold any financial obligations of such companies.  A credit rating represents only the applicable rating agency’s opinion regarding financial strength and ability of the insurance company to meet its ongoing insurance policy and contract obligations.  In determining a credit rating, rating agencies do not evaluate the risks of fluctuations in market value.  As a result, a credit rating may not fully reflect the risks inherent in the relevant insurance company.  Rating agencies may fail to make timely changes to credit ratings in response to subsequent events.

Insurance Industry Risk.  Because the Policies represent insurance company obligations, Fund investors may be exposed to additional risks.  The Fund may be more susceptible to adverse economic, political or regulatory occurrences affecting the insurance industry.  For example, health care and insurance-related issuers may become subject to new government or third party payor reimbursement policies and national and state legislation which may affect the financial position of certain insurance companies.

Insolvency Risk.  The Fund bears certain risks associated with the potential insolvency of insurance companies.  If an insurance company were to seek protection under the federal bankruptcy or state insolvency laws, payments due to the Fund may be delayed or reduced, which would affect the value of the Policies and thus the Fund’s net asset value.

Comparison of Fees and Expenses

The following table shows the fees and expenses for the Target Fund and Acquiring Fund, and the pro forma fees and expenses of the combined Acquiring Fund after giving effect to the Reorganization based on pro forma net assets as of July 31, 2013.

	Target Fund	Acquiring Fund	Combined Acquiring Fund (Pro Forma)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.75%	0.50%	0.50%
Performance Allocation	0.00%(1)	N/A	N/A
Distribution (12b-1) Fee	N/A	0.25%	0.25%
Other Expenses
Service Fee/Shareholder Servicing Fee(2)	0.25%	0.25%	0.25%
Other Fund Expenses	0.36%	0.10%	0.10%
Total Other Expenses	0.61%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	N/A(3)	N/A(3)
Total Annual Fund Operating Expenses	2.40%	1.10%(4)	1.10%(4)

(1)
With respect to the Target Fund, CNR is generally entitled to a 20% performance allocation on net profits exceeding a 10% hurdle rate and a standard high-water mark.  CNR has not taken its performance allocation to date.  CNR would withdraw its performance allocation from the Target Fund immediately prior to the Reorganization.  For more information about the performance allocation, please see section entitled “The Adviser” below.

(2)
In addition to the Management Fee, the Target Fund also pays CNR a Service Fee at an annual aggregate rate equal to 0.25% of the Fund’s month-end net assets for servicing holders of shares.  Services provided include, but are not limited to, handling inquiries regarding the Fund ; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; and assisting in the maintenance of Fund records containing shareholder information.  With respect to the Acquiring Fund, the Fund pays a Shareholder Servicing Fee to an affiliate of CNR to provide or arrange for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund’s shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

(3)
Acquired fund fees and expenses of the Acquiring Fund do not reflect the expenses borne by the Acquiring Fund as the sole shareholder of the Subsidiary (as defined below).  Investments in the Subsidiary did not begin until September 2013 and, therefore, the Acquiring Fund did not bear such expenses as of July 31, 2013.  Acquired fund fees and expenses are estimated to be 0.02% for the current fiscal year.

(4)
CNR has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) at or below 1.09%.  Any fee reductions or reimbursements may be repaid to CNR within three years after they occur if such repayments can be achieved within the Fund’s then current expense limit, if any, for that year and if certain other conditions are satisfied, including ratification by the Trust’s Board of Trustees.  CNR may terminate its voluntary agreement to limit its fees at any time although it intends to continue this arrangement at least through June 30, 2014.

The examples set forth below are intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund, and on a pro forma basis, in the Acquiring Fund after giving effect to the Reorganization, and also to help you compare these costs with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for the Fund are those shown in the tables above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund:	$243	$748	$1,280	$2,736
Acquiring Fund:	$112	$350	$606	$1,340
Pro Forma Combined Acquiring Fund:	$112	$350	$606	$1,340

Comparison of Performance Information

The following past performance information for each Fund is set forth below: (1) a bar chart showing changes in the Fund's performance from year to year for the past calendar year as well as since inception, and (2) a table detailing how the average annual total returns of the Fund compared to those of broad-based market indices.  Returns are shown both before and after taxes for the Acquiring Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  As a closed-end fund, the Target Fund is not required to show after-tax returns.

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in each Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for 1 year and since inception.  Of course, each Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Call 1-800--245-9888 to obtain updated performance information.

Target Fund Performance

This bar chart shows the performance of the Target Fund based on a calendar year.

	Quarterly Return	Quarter End
Highest	28.17%	06/30/2012
Lowest	0.48%	09/30/2012

The Target Fund’s total return from January 1, 2013 to June 30, 2013 was 4.47%

This table shows the average annual total returns of the Target Fund for the periods ended December 31, 2012.  The table also shows how the Target Fund’s performance compares with the returns of a broad-based market index, as well as a comparison to a secondary index.

Average Annual Total Returns as of December 31, 2012

	One Year	Since Inception(1)
Return Before Taxes	34.79%	18.35%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	16.00%	8.33%
Barclays Intermediate Aggregate Bond Index + 500 bps (Reflects no deduction for fees, expenses or taxes)	8.56%	10.02%

(1)	The Target Fund commenced operations on January 4, 2011.

Acquiring Fund Performance

This bar chart shows the performance of the Acquiring Fund based on a calendar year.

	Quarterly Return	Quarter End
Highest	4.96%	9/30/2010
Lowest	(3.94)%	9/30/2011

The Acquiring Fund’s total return from January 1, 2013 to June 30, 2013 was 1.63%

This table shows the average annual total returns of the Acquiring Fund for the periods ended December 31, 2012.  The table also shows how the Acquiring Fund’s performance compares with the returns of a broad-based market index, as well as comparisons to secondary indices.

Average Annual Total Returns(1) as of December 31, 2012

	One Year	Since Inception(2)
Return Before Taxes	10.70%	9.25%
Return After Taxes on Distributions	8.36%	6.92%
Return After Taxes on Distributions and Distributions of Fund Shares	6.95%	6.58%
Credit Suisse Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)	4.78%	6.91%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	6.44%
Barclays U.S. High Yield Bond Index (Reflects no deduction for fees, expenses or taxes)	15.81%	16.22%

(1)
On March 29, 2013, the Rochdale Fixed Income Opportunities Portfolio (the “Predecessor Fund”) reorganized into the Fund.  The Acquiring Fund has adopted an investment objective and investment strategies and policies identical to those of the Predecessor Fund.  The performance results reflect the performance of the Predecessor Fund.

(2)	The Predecessor Fund commenced operations on July 1, 2009.

The Adviser

CNR is the investment adviser to each Fund.  CNR is located at 570 Lexington Avenue, New York, New York, 10022-6837.  As of June 30, 2013, CNR managed assets of approximately $20 billion for individual and institutional investors.

CNR is a wholly owned subsidiary of City National, a federally chartered commercial bank founded in the early 1950s, with approximately $27.4 billion in assets under management as of June 30, 2013.  City National is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company.  City National has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 50 years.  City National currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations.  As of June 30, 2013, City National and its affiliates had approximately $59.1 billion in assets under management or administration.

Subject to the oversight of the Target Fund’s Board of Managers and the Trust’s Board of Trustees, CNR has complete discretion as to the purchase and sale of investments for the Target Fund and the Acquiring Fund, consistent with each Fund’s investment objective, policies and restrictions.

Target Fund

With respect to the Target Fund, for its advisory services to the Fund, CNR is entitled to an investment management fee equal to an annual aggregate rate equal to 1.75% of the Fund’s month-end net assets, including assets attributable to the Advisor (or its affiliates) and before giving effect to any repurchases of shares by the Fund.  In addition, pursuant to a Service Agreement with the Target Fund, CNR is entitled to a service fee at an annual aggregate rate equal to 0.25% of the Fund’s month-end net assets, before giving effect to any repurchases of shares by the Fund, for servicing holders of shares.

The Target Fund will also allocate to CNR a performance allocation (the “Performance Allocation”) with respect to each shareholder as of the close of each Allocation Period as follows: if the “Positive Allocation Change” for such Allocation Period for a shareholder exceeds the “10% Hurdle” for such shareholder and the amount of any positive balance in such shareholder’s “High Watermark Account”, then the performance allocation will be equal to the sum of (i) 100% of the amount of such shareholder’s Positive Allocation Change for such Allocation Period until CNR receives an amount equal to the 10% Catch-Up Amount and (ii) 20% of the amount by which such shareholder’s Positive Allocation Change for such Allocation Period, if any, exceeds the sum of the amount of the Positive Allocation Change allocated to such shareholder to satisfy such shareholder’s 10% Hurdle (the “10% Priority Amount”) and the 10% Catch-Up Amount.

“10% Hurdle” means, with respect to each shareholder, calculated as of the end of any Allocation Period, the amount that such shareholder’s capital account would have earned as of the end of such Allocation Period if it had achieved a compounded, cumulative rate of return of 10% per annum calculated from the date such capital account was initially created (as adjusted for additional contributions and withdrawals of capital).  For the avoidance of doubt, the 10% Hurdle will be aggregated from year to year.

“10% Catch-Up Amount” means, with respect to each shareholder, calculated as of the end of any Allocation Period, the amount equal to (i) the quotient of the 10% Priority Amount divided by eighty percent (80%), less (ii) the 10% Priority Amount.

“Allocation Period” means, with respect to each shareholder, the period commencing as of the date of admission of such shareholder to the Target Fund, and thereafter each period commencing as of the day following the last day of the preceding Allocation Period with respect to such shareholder, and ending at the close of business on the first to occur of the following: (i) the last day of a Fiscal Year; (ii) the day as of which the Target Fund repurchases the shares (or any portion thereof) of such shareholder; (iii) the day as of which the Target Fund admits as a substituted shareholder a person to whom the shares (or any portion thereof) of such shareholder have been transferred (unless there is no change of beneficial ownership); and (iv) the day as of which the Advisor is no longer entitled to receive the Performance Allocation.

“Allocation Change” means, with respect to each shareholder for each Allocation Period, the difference between:

(1)           the sum of (a) the balance of such shareholder’s capital account as of the close of the Allocation Period (after giving effect to all allocations to be made to such shareholder’s capital account as of such date other than any Performance Allocation to be debited against such shareholder’s capital account), plus (b) any debits to such shareholder’s capital account during the Allocation Period to reflect any actual or deemed distributions or repurchases with respect to such shareholder’s shares plus (c) any debits to such shareholder’s capital account during the Allocation Period to reflect any items allocable to such shareholder’s capital account; and

(2)           the sum of (a) the balance of such shareholder’s capital account as of the commencement of the Allocation Period, plus (b) any credits to such shareholder’s capital account during the Allocation Period to reflect any contributions made by such shareholder to the capital of the Target Fund.

If the amount specified in clause (1) exceeds the amount specified in clause (2), such difference will be a “Positive Allocation Change,” and if the amount specified in clause (2) exceeds the amount specified in clause (1), such difference will be a “Negative Allocation Change.”

“High Watermark Account” means a memorandum account to be recorded in the books and records of the Target Fund with respect to each shareholder, which will have an initial balance of zero and which will be adjusted as follows:

(1)           As of the first day after the close of each Allocation Period for such shareholder, the balance of the High Watermark Account will be increased by the amount, if any, of such shareholder’s Negative Allocation Change for such Allocation Period and will be reduced (but not below zero) by the amount, if any, of such shareholder’s Positive Allocation Change for such Allocation Period.

(2)           The balance of the High Watermark Account will be reduced (but not below zero) as of the first day following each date as of which the balance of any shareholder is reduced as a result of repurchase or transfer with respect to such shareholder’s shares (or portion thereof) by an amount determined by multiplying (a) such positive balance by (b) a fraction, (i) the numerator of which is equal to the amount of the repurchase or transfer, and (ii) the denominator of which is equal to the balance of such shareholder’s capital account immediately before giving effect to such repurchase or transfer.

No transferee of any shares will succeed to any High Watermark Account balance or portion thereof attributable to the transferor unless the transfer by which such transferee received such shares did not involve a change of beneficial ownership or as otherwise agree to by the Board.

For shares redeemed other than on the last day of a calendar year, the Performance Allocation, if any, is calculated and charged with respect to the redeemed shares as if the redemption date was the last day of a calendar year and the Hurdle applicable to the calculation of the Performance Allocation will be adjusted to take into account the number of days that the tendering shareholder’s capital was invested in the Target Fund for such fiscal year.

For the fiscal year ended September 30, 2012, CNR was paid 1.75%, as a percentage of monthly net assets.  CNR would withdraw its performance allocation from the Target Fund immediately prior to the reorganization.  This is consistent with CNR’s commitment to not take its performance allocation until Target Fund shareholders’ shares are redeemed or distributions are made to shareholders.  The performance allocation would also be withdrawn in the event of the Target Fund’s liquidation.

Acquiring Fund

With respect to the Acquiring Fund, for its advisory services to the Fund, CNR is entitled to an investment management fee equal to an annual rate of 0.50% of the average annual net assets of the Fund.  This fee will remain the same after the Reorganization.  The sub-advisers are compensated out of the investment management fees paid to CNR.  CNR has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of the Acquiring Fund at or below 1.09%.  To the extent that the excluded expenses are incurred, total operating expenses may exceed the agreed upon limits.  CNR intends to continue this voluntary arrangement at least through June 30, 2014 although it can be terminated at any time.  Any fee reductions or reimbursements may be repaid to CNR within three years after they occur if such repayments can be achieved within the Acquiring Fund’s expense limit in effect at the time such expenses were incurred and do not result in the Fund’s total expenses exceeding the Fund’s current expense limit.  Any such repayments will be ratified by the Trust’s Board.  As a result of the expense limitation agreement, for the fiscal year ended December 31, 2012, CNR was effectively paid 0.50%, as a percentage of daily net assets.

Sub-Advisers

CNR is responsible for the evaluation, selection and monitoring of the sub-advisers of the Acquiring Fund.  CNR selects sub-advisers based on a variety of factors, including investment style, performance record and the characteristics of each sub-adviser’s typical investments.  CNR is responsible for allocating the assets among the sub-advisers in accordance with their specific investment styles.  Allocations may vary between zero and one hundred percent of the Fund’s assets at any given time.  CNR manages the Acquiring Fund’s Subsidiary any direct investments by the Fund in life insurance policies.

The sub-advisers manage their respective portions of the Acquiring Fund’s investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for their portions of the Fund.  Subject to the oversight of CNR and the Board of Trustees of the Trust, each sub-adviser has complete discretion as to the purchase and sale of investments for its portion of this fund consistent with the fund’s investment objective, policies and restrictions.

As of August 31, 2013, each of the following organizations serves as a sub-adviser of the Acquiring Fund pursuant to a sub-advisory agreement with CNR:

Seix Investment Advisors LLC.  Seix investment Advisers LLC (“Seix”) began operating in 2008 as a registered investment adviser and is a wholly-owned subsidiary of RidgeWorth Capital Management, Inc., an investment adviser registered with the Securities and Exchange Commission.  Its predecessor, Seix Investment Advisers, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined RidgeWorth (formerly known as Trusco Capital Management, Inc.) as a fixed income investment management division.  Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey, 07458.  As of June 30, 2013, Seix managed assets of $26.9 billion.  For its services to the Acquiring Fund, Seix is entitled to receive from CNR, and not from the Fund, a fee of 0.40% of the value of that portion of the Fund’s assets that may, from time-to-time be allocated to Seix.  This fee will remain the same after the Reorganization.

Federated Investment Management Company.  Federated Investment Management Company (“Federated”) is a wholly-owned subsidiary of Federated Investors, Inc., which through its advisory subsidiaries managed assets of approximately $363.8 billion as of June 30, 2013.  Federated Advisory Services Company (“FASC”), an affiliate of Federated, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to Federated.  The fee for such services is paid by Federated and not by the funds.  Both Federated and FASC are headquartered at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.  For its services to the Acquiring Fund, Federated is entitled to receive from CNR, and not from the Fund, a fee of 0.40% of the value of that portion of the Fund’s assets that may, from time-to-time be allocated to Federated.  This fee will remain the same after the Reorganization.

GML Capital LLP.  GML Capital LLP (“GML”) is a limited liability partnership organized under the laws of England & Wales.  As of June 30, 2013, GML had approximately $919 million in assets under management or advisory mandates.  GML is located at The Met Building, 22 Percy Street, London W1T 2BU, United Kingdom and is ultimately owned by Stefan Pinter and Theodore Stohner.  For its services to the Acquiring Fund, GML is entitled to receive from CNR, and not from the Fund, a fee of 0.50% of the value of that portion of the Fund’s assets that may, from time-to-time be allocated to GML.  This fee will remain the same after the Reorganization.

As of August 31, 2013, each sub-adviser managed the following percentage of the Acquiring Fund:

Sub-Adviser	Approximate Percentage of Acquiring Fund Managed*
Seix Investment Advisors LLC	30%
Federated Investment Management Company	28%
GML Capital LLP	41%

*	As of August 31, 2013, CNR managed 1% of the Acquiring Fund’s assets.

General.  Under current law, the appointment of a new sub-adviser generally would require the approval of the Acquiring Fund’s shareholders.  However, the Trust has received an exemptive order from the SEC which permits CNR, subject to certain conditions required by the SEC, to retain an unaffiliated sub-adviser, or terminate or replace a sub-adviser to any series of the Trust, including the Acquiring Fund, with the approval of the Trust’s Board but without obtaining shareholder approval.  Shareholders of the Acquiring Fund will be notified of any change in any such sub-advisers and be provided with information regarding any new sub-adviser.  This exemption does not apply to any sub-adviser affiliated with CNR.  The order from the SEC granting this exemption benefits shareholders by enabling the Acquiring Fund to operate in a less costly and more efficient manner than would otherwise be the case.  CNR has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement.  CNR may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Acquiring Fund with the approval of the Trust’s Board without obtaining shareholder approval.

Portfolio Managers

The following individuals are primarily responsible for the day to day management of the Funds.

Target Fund

Garrett R. D’Alessandro is CNR’s President and Chief Executive Officer.  He joined CNR in 1986.  Mr. D’Alessandro, a Chartered Financial Analyst, holds an M.B.A. in Finance from the Stern School of Business at New York University.

William O’Donnell is CNR’s Chief Financial Officer.  He joined CNR in 2011.  Mr. O’Donnell is a Certified Public Accountant and Chartered Financial Analyst.  Mr. O’Donnell has a Bachelor of Science degree from Fairfield University.

Acquiring Fund

Garrett R. D’Alessandro is CNR’s President and Chief Executive Officer.  He joined CNR in 1986.  Mr. D’Alessandro, a Chartered Financial Analyst, holds an M.B.A. in Finance from the Stern School of Business at New York University.

Bruce Simon is CNR’s Chief Investment Officer.  He joined CNR in 2011.  Mr. Simon, a Chartered Financial Analyst, holds an MBA in Applied Economics from George Washington University and a bachelor’s degree from Penn State University.

George Goudelias is a Senior Portfolio Manager and Head of the Bank Loan Group at Seix.  He joined Seix in 2001.  Mr. Goudelias holds a B.S. degree in Finance and Accounting and an M.B.A. degree in Finance from New York University.

Mark E. Durbiano is a Senior Vice President, Senior Portfolio Manager and Head of the Domestic High Yield Group at Federated.  He joined Federated in 1982.  Mr. Durbiano, a Chartered Financial Analyst, holds a B.A. from Dickinson College and an M.B.A. from the University of Pittsburgh.

Mr. Pinter is the Chief Executive Officer and Chief Investment Officer of GML.  He joined GML in 2006.  Mr. Pinter received his B.A. degree in Economics cum laude from Harvard University in 1983.

Mr. Stohner is a founding member of GML.  He joined GML in 1994.  Mr. Stohner holds a B.S. in Economics from Wharton School at the University of Pennsylvania.

Mr. Matveev is a Portfolio Manager for GML.  He joined GML in 2005, Mr. Matveev is a Chartered Financial Analyst and completed a BSc in Business Administration with concentration on Finance and Accounting at Richmond College in London, an MSc in International Securities, Investment and Banking in ISMA Centre, University of Reading and an Executive MBA (Distinction) from Cass Business School, London.

Other Service Providers

Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers.  The following describes the service providers to the Target Fund and the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrator:	U.S. Bancorp Fund Services, LLC	SEI Investments Global Funds Services
Distributor:	RIM Securities LLC	SEI Investments Distribution Co.
Transfer Agent:	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Auditor:	PKF O’Connor Davies, a division of O’Connor Davies, LLP	KPMG LLP
Custodian:	U.S. Bank, N.A.	U.S. Bank, N.A.
Servicer (Life Insurance Policies):	Financial Life Services, LLC	Financial Life Services, LLC

Comparison of Investment Restrictions

The fundamental and non-fundamental limitations of each Fund, as applicable, are subject are set forth in the following table.  Each Fund’s fundamental limitations may not be changed without the approval of shareholders.  The Acquiring Fund’s non-fundamental limitations may be changed by without the approval of shareholders.

Target Fund	Acquiring Fund
Fundamental Limitations

The Fund will not make loans, except by the purchase of debt obligations, by entering into repurchase agreements or through the lending of portfolio securities and as otherwise permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder.

The Fund will not borrow money, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder.

Fundamental Limitations

The Fund may not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of portfolio securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

The Fund may not (a) borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that a Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations; or (b) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings described in (a).

The Fund will not invest in real estate, except that the Fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment funds and mortgage-backed securities.

The Fund will not invest in physical commodities or contracts relating to physical commodities.
The Fund may not purchase or sell real estate, or commodities or commodity contracts, except that a Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options and securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (REITs).

Target Fund	Acquiring Fund
The Fund will concentrate its investment in the life insurance industry. For this purpose, the Policies will be deemed to be investments in the life insurance industry.
The Fund may not invest more than 25% of its net assets in the securities of companies engaged in any particular industry or particular group of industries provided that this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder.	The Fund may not issue senior securities, as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.
The Fund will not act as an underwriter, except as it may be deemed to be an underwriter in a sale of securities held in its portfolio.	The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
The Fund does not have a corresponding fundamental limitation.	The Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.
The Fund does not have a corresponding fundamental limitation.	The Fund may not invest in any issuer for purposes of exercising control or management.
The Fund does not have a corresponding fundamental limitation.	The Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Fund from obtaining such short term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

Target Fund	Acquiring Fund
The Fund will not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction will not preclude the Fund from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by the Fund of options, futures contracts and similar derivative financial instruments in the manner described in the Fund’s Offering Memorandum.
The Fund does not have a corresponding fundamental limitation.
Non-Fundamental Limitations	Non-Fundamental Limitations
The Fund does not have a corresponding non-fundamental limitation.	The Fund may not invest in securities of other investment companies except as permitted by the 1940 Act.
The Fund does not have a corresponding non-fundamental limitation.	The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.
The Fund does not have a corresponding non-fundamental limitation.	The Fund may not make any change in its investment policy of investing at least 80% of its net assets in fixed income securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Comparison of Tax Information

Target Fund	Acquiring Fund
The Fund does not anticipate making periodic distributions of its net income or gains, if any, to shareholders.  The amount and times of distributions, if any, will be determined in the sole discretion of the Board.  Whether or not distributions are made, shareholders will be required each year to pay applicable federal and state income taxes on their allocable share of the Fund’s taxable income, and will have to pay these taxes from sources other than Fund distributions.
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Comparison of Shareholder Rights

It is proposed that the Target Fund be merged with and into the Acquiring Fund.  The Target Fund is a closed-end fund whose shares are neither listed on any securities exchange nor traded in a secondary market.  Target Fund shares are available only to “accredited investors” and are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Operating Agreement.  The Acquiring Fund is an open-end fund whose shares can be redeemed on request.  The differences between the rights of shareholders of the Target Fund and those of the Acquiring Fund relate primarily to the different characteristics of a privately offered closed-end fund and a publicly offered open-end fund.

Comparison of Delaware Limited Liability Company and Delaware Statutory Trust

A fund organized as a Delaware limited liability company, such as the Target Fund, is governed both by the Delaware Limited Liability Company Act (the “LLC Act”) and the company’s limited liability company agreement, which, for the Target Fund, is the Target Fund’s Limited Liability Company Operating Agreement (the “Operating Agreement”) and Bylaws (the “Bylaws” and together with the LLC Agreement, the “LLC Governing Documents”).  The Target Fund’s Board of Managers is responsible for the Fund’s management.  Under the LLC Act, unless the limited liability company agreement provides otherwise, members and managers of a limited liability company are not be obligated personally for any debts, obligations or liabilities of such limited liability company solely by reason of being a member or manager.  As is common for Delaware limited liability companies, internal governance matters of the Target Fund are generally a function of the terms of the LLC Governing Documents.  The Target Fund has taken advantage of the flexibility of the LLC Act, which generally defers to the terms of the limited liability company agreement of a Delaware limited liability company with respect to internal affairs.

A fund organized as a series of a Delaware statutory trust, such as the Trust, of which the Acquiring Fund is a series, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the Trust’s declaration of trust or similar instrument, which, for the Acquiring Fund, is the Trust’s Agreement and Declaration of Trust, as amended, and Bylaws, as amended.  The Board of Trustees of the Trust has responsibility for the overall management and operations of the Trust.  Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations.  A Delaware statutory trust can limit a trustee’s personal liability in the declaration of trust.  As is common for Delaware statutory trusts, internal governance matters of the Trust are generally a function of the terms of the Agreement and Declaration of Trust.  The Trust has taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

The foregoing is only a summary of the charter documents governing the Target Fund and Acquiring Fund and under applicable state law, and is not a complete description of provisions contained in those sources.  Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Comparison of Distribution and Shareholder Servicing

Target Fund	Acquiring Fund
Pursuant to a distribution agreement, RIM Securities LLC, a wholly-owned subsidiary of CNR, acts as the distributor of the Target Fund’s shares on a best-efforts basis, subject to various conditions.  The Target Fund may also distribute shares through other brokers or dealers.

RIM Securities LLC, CNR and/or their affiliates may make payments to broker dealers in connection with the sale and distribution of shares or servicing shareholders or to persons who present potential life settlement transactions or provide other services out of their profits and other available sources, including profits from their relationships with the Target Fund.  These arrangements are separately negotiated.  Payments may be made to compensate persons for, among other things: marketing the Target Fund; access to salespersons; assistance in training and education of personnel; and/or other specified services.  Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment incurred in connection with the services provided.  The amount of these payments may be substantial and may be substantial to any given recipient.  Payments may be a fixed dollar amount, may be based on the number of transactions referred to the Target Fund or may be calculated on another basis.  Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment incurred in connection with the services provided.  These payments are not an expense of the Target Fund, are not reflected in the fee table, and do not change the price paid by shareholders for the purchase of shares or the amount received by shareholders as proceeds from the redemption of shares.

SEI Investments Distribution Co. (the “Distributor”) serves as the Acquiring Fund’s distributor pursuant to a distribution agreement with the Trust.

The Acquiring Fund has adopted a plan for its Class N Shares under Rule 12b-1 of the 1940 Act.  The plan allow the Acquiring Fund to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of its Class N shares.  The Distributor pays some or all of such distribution fees to broker-dealers and other financial intermediaries as compensation for providing distribution-related services.  Because the distribution fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it.  Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual

Target Fund	Acquiring Fund
The payments made by the RIM Securities LLC, CNR and/or their affiliates may be different for different recipients.  The payments may be negotiated based on a range of factors, including but not limited to, ability to locate transactions, target markets, relationships, quality of service and industry reputation.  Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the transactions referred to the Target Fund by a recipient increases.  The presence of these payments may create an incentive for a particular recipient to highlight, feature or recommend the Target Fund or certain portfolio transactions, at least in part, on the level of compensation paid.

The Acquiring Fund’s Class N Shares do not impose any front-end or contingent deferred sales loads.

The Acquiring Fund is subject to a shareholder service agreement that allows the Acquiring Fund to pay fees of 0.25% of its average daily net assets for non-distribution services provided to shareholders of Acquiring Fund’s Class N shares.  Because these fees are paid out of the Acquiring Fund’s assets, over time these fees will increase the cost of your investment.

In addition to payments made by the Acquiring Fund for distribution and shareholder servicing, CNR may pay out of its own assets, and at no cost to the Acquiring Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Acquiring Fund or for services to the Acquiring Fund and its shareholders.

Target Fund	Acquiring Fund
The Target Fund also pays CNR a service fee at an annual aggregate rate equal to 0.25% of the Target Fund’s month-end net assets, before giving effect to any repurchases of shares by the Fund, for servicing holders of shares.  Services provided include, but are not limited to, handling inquiries regarding the Target Fund (e.g., responding to questions concerning investments in the Target Fund, and reports and tax information provided by the Target Fund); assisting in the enhancement of relations and communications between shareholders and the Target Fund; assisting in the establishment and maintenance of shareholder accounts with the Target Fund; and assisting in the maintenance of Target Fund records containing shareholder information.

The Fund’s Shares do not impose any front-end or contingent deferred sales loads.

In return for these payments, the Acquiring Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Acquiring Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Acquiring Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services.  Additionally, the Acquiring Fund and its shareholders may also receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Acquiring Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by CNR for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both.  Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

Comparison of Purchase and Redemption Procedures

The following highlights and compares the purchase, redemption, and exchange policies and procedures of the Target Fund and the Acquiring Fund.  For a more complete discussion of each Fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section of that Fund’s Prospectus/Offering Memorandum.

	Target Fund	Acquiring Fund
Investment Minimum	Generally, the minimum initial investment is $50,000, subject to waiver by the Distributor.	The Fund has no investment minimum.
Purchases
Shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.  Investments in the Fund may be made only by persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and “qualified clients” within the meaning of Rule 205-3 under the Advisers Act.

To make an investment in the Fund, contact the Distributor:  RIM Securities LLC, 570 Lexington Avenue, New York, New York 10022-6837, 1-800-245-9888.  Accounts may be opened only through the selected broker-dealers or through the Distributor.  Customers of the Distributor or of broker-dealers that have entered into selling group agreements with the Distributor or its delegate may open an account and buy Units by mailing a completed application, including complete wiring information, to:  CITY NATIONAL ROCHDALE ALTERNATIVE TOTAL RETURN FUND LLC.  Cash, checks, traveler’s checks, third party checks, or money orders will not be accepted.  Units are not available in certificated form.

Shares of the Fund may be purchased on any day that the NYSE is open for business.

Shares of the Fund can be purchased through the Fund’s transfer agent (the “Transfer Agent”) or through Authorized Institutions.  Contact the Fund at 1-866-209-1967 or your Authorized Institution for instructions on how you may purchase shares of the Funds.  All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Transfer Agent will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000.  Also, to prevent check fraud, the Transfer Agent will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Post dated checks, post dated on-line bill pay checks, or any conditional order or payment will not be accepted.  If your payment is returned for any reason, a $25 fee will be assessed against your account.

Target Fund	Acquiring Fund
Redemptions
No Member will have the right to require the Fund to redeem its Units.  No public market exists for the Units, and none is expected to develop.  Consequently, Members will not be able to liquidate their investment.  The Board, in its complete and absolute discretion, may cause the Fund to offer to make repurchase offers for outstanding Units at their net asset value, or the Advisor may coordinate direct sales of a Member’s Units to other clients of the Advisor, but the Units are illiquid when compared to Units of funds that trade on a stock exchange, or Units of open-end investment companies.  Members may also be able to sell Units only if they are able to find a Qualified Investor willing to purchase the Units, and in conformity with any Board procedures regarding transfer.

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.  Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form.  If you request a redemption in writing, your request must have a signature guarantee attached if the amount to be redeemed exceeds $50,000.  Other documentation may be required for certain types of accounts.

If you purchased Fund shares through an Authorized Institution, you may sell your shares only through your Authorized Institution.  To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures.  Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Target Fund	Acquiring Fund
The Board, from time to time and in its complete and absolute discretion, may determine to cause the Fund to offer to repurchase Units from Members, including the Advisor, pursuant to written requests by Members. In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Advisor. It is not expected that the Advisor will make such a recommendation. The Board in its complete and absolute discretion determines the repurchase amount, and such repurchase amount may be a portion of the Fund’s outstanding Units.

The repurchase price payable in respect of repurchased Units will be equal to the value of the Member’s capital account or applicable portion thereof based on the estimated net asset value of the Fund’s assets as of the effective date of repurchase, after giving effect to all allocations to be made to the Member’s capital account as of such date.  The Fund’s net asset value may change materially between the date a tender offer is mailed and the due date, and it also may change materially shortly after a tender is completed.

Redemption requests for the Fund must be received by the Fund or your Authorized Institution before 4:00 p.m. Eastern Time or the Authorized Institution’s earlier applicable deadline.  As long as the Fund or its agents receive your redemption request in good order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) or the applicable earlier deadline, your shares will be sold at that day’s NAV.  A redemption request is in good order if it includes all required information and the Fund has a completed application on file.  If the Fund receives your redemption request after the close of regular trading on the NYSE or the applicable earlier deadline, your redemption request will be executed the next business day, and your shares will be sold at the next day’s NAV.

Target Fund	Acquiring Fund

No person will become a substituted Member without the consent of the Board, which consent may be withheld in its sole and absolute discretion. Generally, Units held by Members may be transferred only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency, or dissolution of a Member or (ii) under limited circumstances, with the written consent of the Board (which may be withheld in its sole and absolute discretion). The Board generally will not consider consenting to a transfer unless the transfer is (i) one in which the tax basis of the Units in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Member (e.g., certain gifts and contributions to family entities), or (ii) to members of the transferring Member’s immediate family (siblings, spouse, parents, and children).

Exchanges	The Fund does not offer exchanges of Fund shares for shares of any other fund.
You may exchange your Fund shares for shares of any other fund offered in this Prospectus on any day the Fund and the NYSE are open for business. Requests to exchange shares are processed at the NAV next calculated after receipt of your request in proper form and without the application of any sales charge. An exchange is treated as a sale of shares and may result in a gain or loss for income tax purposes. You may exchange your shares by contacting your Authorized Institution. Additionally, you may exchange your shares either by mail or by contacting the Transfer Agent at 1-866-209-1967 from 9:00 a.m. to 8:00 p.m. Eastern Time.

Target Fund	Acquiring Fund
Redemption Fees	The Fund does not charge a redemption fee.	The Fund does not charge a redemption fee.
Small Accounts	The Fund does not have a policy to redeem shares due to small accounts.
The Fund may redeem the shares in your account if the value of your account is less than $250 as a result of redemptions or exchanges you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified in writing that the value of your account is less than $250 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $250 before the Fund takes any action.

In-Kind Redemptions	The Fund expects to pay redemption proceeds in cash.
The Fund generally pays sale (redemption) proceeds in cash.  However, under conditions where cash redemptions are detrimental to a Fund and its shareholders (e.g., the amount you are redeeming is large enough to affect a Fund’s operation), each Fund reserves the right to make redemptions in readily marketable securities rather than cash.  If your shares were ever redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, and you would in all events have to pay any taxes resulting from the redemption.  In addition, you would be subject to market exposure on securities received from a Fund until you sold them.

Target Fund	Acquiring Fund
Dividends and Distributions
The Fund does not anticipate making periodic distributions of its net income or gains, if any, to the Members.  The amount and times of distributions, if any, will be determined in the sole discretion of the Board.

The Fund declares and distributes investment income, if any, quarterly as a dividend to shareholders.
Frequent Trading	The Fund does not have a policy with respect to frequent purchases and redemptions of Fund shares.
The Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses.  The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserve the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and, as applicable, transactions accepted by any shareholder’s financial intermediary.

Target Fund	Acquiring Fund

The Transfer Agent has procedures in place designed to detect and prevent market timing activity. The Adviser also participates in the enforcement of the Fund’s market timing prevention policy by monitoring transaction activity in the Fund. The Adviser and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a “round trip”) within 30 days, multiple round trips within several months, and four exchanges per quarter. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries.

However, the Fund does attempt to review excessive trading at the omnibus level and work with each intermediary in enforcing the Fund’s policies and procedures if suspicious activity is detected. In addition, the Distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase or exchange orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Target Fund	Acquiring Fund
Net Asset Value
The Fund’s net asset value will be computed as of the close of business on the last business day of each month and on such other dates as the Fund’s Board may determine in its discretion. The NAV of the Fund is equal the total value of its securities and other assets, less its liabilities. The NAV per Unit of the Fund is calculated by dividing the NAV of the Fund by the total number of Units outstanding.

The Fund’s NAV is calculated once each day as of the close of trading on the New York Stock Exchange (the “NYSE”). The NYSE usually closes at 4:00 p.m. Eastern time on weekdays, except for holidays.

NAV for one share of a class of the Fund is the value of that share’s portion of the net assets (i.e., assets less liabilities) attributable to that class of that Fund. The NAV of each class of the Fund is calculated by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. The value of the investments of the Fund is based on market values, usually the last price reported for each security before the close of the market that day.

Fair Valuation
When there are no readily available market quotations for a security, the Fund’s Pricing Committee will price securities using fair value procedures approved by the Board. Fair value of a security is the amount that the Fund might reasonably expect to receive upon a current sale of the security.

A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered by the Adviser to be unreliable, fair value prices may be determined by the Fund’s Fair Value Committee. The Fair Value Committee in good faith uses methods approved by and under the ultimate supervision of the Board of Trustees.

Target Fund	Acquiring Fund

Market quotations are not readily available for the Policies. The Policies are priced using the fair valuation methodology and related procedures approve by the Board. The fair valuation methodology includes a variety of inputs, including life expectancy estimates prepared by third party life expectancy evaluation firms, future premium payments, the net death benefit, a discount rate and insurance company credit ratings.

Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the Fund calculates its NAV, the Fair Value Committee will determine the security’s fair value. In determining the fair value of a security, the Fair Value Committee will consider the Adviser’s (or the relevant Sub-adviser’s) valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The Board of Trustees reviews all fair value determinations.

Target Fund	Acquiring Fund

Market quotations will not be readily available for the life insurance policies in which the Acquiring Fund or the Subsidiary may invest.  The Acquiring Fund Board has approved the same fair valuation methodology and procedures as the Target Fund  Board for fair valuing life insurance policies.  The Subsidiary’s portfolio investments will be priced pursuant to the same valuation procedures used by the Acquiring Fund.

REASONS FOR THE PROPOSED REORGANIZATION

The Target Fund Board met on multiple occasions to consider the proposed Reorganization.  The Target Fund Board members requested and received such information from CNR as they determined to be necessary to evaluate the proposed Reorganization.  At its meetings, the Target Fund Board received and evaluated materials regarding the Acquiring Fund, including the performance record and expense structure of Acquiring Fund, and the effect of the proposed Reorganizations on Target Fund shareholders.  The Independent Board Members were assisted in their consideration of the proposed Reorganization by their independent legal counsel.

At a meeting of the Target Fund Board on August 15, 2013 meeting, CNR described the proposed Reorganization.  At its August 28-29, 2013 meeting, the Target Fund Board received a presentation on the proposed Reorganization and materials regarding the Reorganization, and met separately with their independent legal counsel to discuss the Reorganization.  On September 17, 2013, the Target Fund Board, including all of the Independent Board Members, unanimously voted to approve the Reorganization.  Prior to taking this vote, the Independent Board Members met separately with their independent legal counsel to further discuss the Reorganization. In approving the Reorganization, the Target Fund Board and the Independent Board Members determined that the Reorganization is in the best interests of the Target Fund and the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization.  The Target Fund Board, including the Independent Board Members, also considered and approved the terms and conditions of the proposed Reorganization Agreement.

The Target Fund Board considered a number of factors in recommending the Reorganization of the Target Fund, including the following:

•	The recommendation of CNR with respect to the Reorganization.

•
That CNR prefers that exposure to life settlement investments be offered through a multi-strategy portfolio rather than through a separate pooled investment vehicle dedicated to life settlement investments.

•	The size of the Target Fund ($55.9 million as of July 31, 2013).

•
That CNR has informed the Board that CNR believes that shareholders would benefit from an allocation to life settlement investments as part of a diversified, multi-strategy portfolio rather than obtaining dedicated investment exposure to the asset class through a separate pooled investment vehicle.

•	The need to continue to make premium payments on the insurance policies held by the Target Fund.

•
That Target Fund shareholders would pay a lower investment advisory fee (0.50% rather than 1.75% plus a performance allocation) and lower total expenses (1.10% rather than 2.40% based on expenses of the Target Fund and combined Acquiring Fund as of July 31, 2013) following consummation of the Reorganization.

•	The belief that the Reorganization will provide enhanced opportunities for realizing greater economies of scale, including the potential for lower expense ratios, for the Target Fund shareholders.

•	That CNR will bear the costs related to the Reorganization.

•	That the Reorganization would be a taxable transaction, and that the tax consequences of the Reorganization would be substantially similar to those of a liquidation of the Target Fund.

•
That in a liquidation the Target Fund would incur high transaction costs in liquidating its life insurance policy holdings in the public market which would reduce the liquidation proceeds payable to Target Fund shareholders.

•
In the Reorganization, Target Fund shareholders will become shareholders of the Acquiring Fund, a mutual fund offering daily liquidity.  Today, Target Fund shareholders have no redemption rights, and the Target Fund, a closed-end fund that is not exchange-listed, has no current plans to conduct any tender offers to repurchase its shares from shareholders.

•	After the Reorganization, Target Fund shareholders could exchange their shares for shares of other series of the Trust. These shareholders have no exchange rights today.

•
Target Fund shareholders would lose dedicated exposure to life settlements if the Reorganization is consummated.  However, they will be obtaining interests in a diversified fund that may invest up to 15% of its net assets in life insurance policies.

•	That the Target Fund and Acquiring Fund have different investment objectives.

•	That the Target Fund and Acquiring Fund use the same fair valuation methodology and procedures to value life insurance policies.

•	[That [ ] will [ ] with respect to the life insurance policies that would be conveyed by the Target Fund to the Acquiring Fund in the Reorganization.]

•	That Garret D’Alessandro, a portfolio manager of the Target Fund and the Acquiring Fund, has extensive experience with investments in life insurance policies.

•	The alternatives available to the Target Fund, including continuing to run the Fund on a stand-alone basis and the liquidating the Fund.

The Target Fund Board unanimously approved the Reorganization Agreement and directed that it be submitted to shareholders for approval.  The Board unanimously recommends that shareholders vote “FOR” approval of the Reorganization.

THE REORGANIZATION AGREEMENT

The Reorganization Agreement, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A, spells out the terms and conditions of the Reorganization.  If the shareholders of the Target Fund approve the Reorganization, the Reorganization essentially will involve the following steps, which will occur substantially simultaneously:

•	First, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund.

•
Second, in exchange for the assets transferred to the Acquiring Fund, the Target Fund will receive shares of beneficial interest of the Acquiring Fund having a total value equal to the value of the assets the Target Fund transferred to the Acquiring Fund (net of any liabilities).

•	Third, the Target Fund will distribute the shares of the Acquiring Fund which it receives to its shareholders and the Target Fund will dissolve.

•
Fourth, the Acquiring Fund will open an account for each shareholder of the Target Fund and will credit the shareholder with shares of the Acquiring Fund having the same total value as the Target Fund shares that he or she owned on the date of the Reorganization.  Share certificates will not be issued.

The proposed Reorganization would be a taxable transaction.  For more information about the federal income tax consequences of the Reorganization, see “Federal Income Tax Consequences of the Reorganization” below.

Pursuant to the Reorganization Agreement, the number of Acquiring Fund shares to be issued to the Target Fund will be computed as of 4:00 PM Eastern time on the date preceding the closing date of the Reorganization in accordance with the regular practices of the Target Fund and the Acquiring Fund.  The Board and the Acquiring Fund Board have approved the same fair valuation methodology to price life insurance policy holdings.  The effectiveness of the Reorganization is contingent upon, among other things, obtaining approval of the shareholders of the Target Fund.

CNR will bear the costs of the proposed Reorganization, including legal, accounting and transfer agent costs.

If the Reorganization is approved by the Target Fund’s shareholders, it will take place as soon as feasible.  Management of the Target Fund believes this should be accomplished by late fourth quarter 2013 or early first quarter 2014.  However, at any time before the closing the Board may decide not to proceed with the Reorganization if, in the judgment of the Board, termination of the Reorganization would not have a material adverse effect on the shareholders of the Target Fund.  At any time prior to or after approval of the Reorganization by the Target Fund’s shareholders, with Board approval, the President of the Target Fund may by written agreement amend any provision of the Reorganization Agreement, including substantive as well as ministerial changes, without the approval of shareholders, so long as such approval is not required by law and any such amendment will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Target Fund.  Similarly, any of the terms or conditions of the Reorganization Agreement may be waived by the Board if, in its judgment such action or waiver will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Target Fund.  In approving any such amendment, granting any such waiver or terminating the Reorganization, the Board will be subject to its fiduciary duties to, and will consider the best interests of, the Fund’s shareholders.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to be a taxable transaction.  The tax consequences of the Reorganization will be substantially similar to those of a liquidation of the Target Fund, which is treated as a partnership for federal income tax purposes.  The exchange of the Target Fund’s assets for shares of the Acquiring Fund will be a taxable exchange, on which the Target Fund will recognize gains and losses.  Target Fund shareholders will include in income, for federal income tax purposes, their allocable shares of gains and losses recognized by the Target Fund.

The Target Fund’s transfer of its assets to the Acquiring Fund will be treated for federal income tax purposes as a taxable sale of its assets.  The Target Fund will generally recognize gain or loss on the exchange of each individual asset based on the character and holding period of such asset.

Each Target Fund shareholder will include in income his or her distributive share of the Target Fund’s items of income, deduction, gain and loss for the final taxable year of the Target Fund, including gain or loss recognized by the Target Fund in the Reorganization.  Each Target Fund shareholder’s basis in his or her Target Fund interest will increase by his or her allocable share of income and gains and will decrease by his or her allocable share of losses and deductions.  Upon the distribution of Acquiring Fund shares in liquidation of the Target Fund, each Target Fund shareholder will recognize a gain or loss equal to the difference between the adjusted basis of his or her Target Fund interest and the fair market value of the Acquiring Fund shares received in exchange therefor.

This discussion assumes that a shareholder holds the shares of the Target Fund as a capital asset within the meaning of Section 1221 of the Code (generally, property held for investment).  This discussion does not address all aspects of federal income tax that may be relevant to a shareholder in light of its particular circumstances, or that may apply to a shareholder that is subject to special treatment under the federal income tax laws (including, for example, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting for their securities, holders subject to the alternative minimum tax, persons that have a functional currency other than the U.S. dollar, tax-exempt organizations, financial institutions, regulated investment companies, partnerships or other pass-through entities for federal income tax purposes, controlled foreign corporations, passive foreign investment companies, certain persons subject to the rules applicable to expatriates, corporations that accumulate earnings to avoid federal income tax, shareholders who hold shares through a tax-qualified employee benefit plan or retirement account).  In addition, this discussion does not address any tax considerations under state, local or foreign tax laws, or federal laws other than those pertaining to the federal income tax that may apply to shareholders.

Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.  For more information about the tax consequences of owning shares of the Acquiring Fund, please see the Acquiring Fund's prospectus and Statement of Additional Information.

CAPITALIZATION

[The disclosure and table below will be updated to reflect capitalization information as of October 1, 2013 prior to the Prospectus/Proxy Statement being mailed to shareholders.]

The following table sets forth as of August 31, 2013: (i) the capitalization of each Fund and (ii) the pro forma capitalization of the Acquiring Fund, as adjusted to give effect to the Reorganization.  The pro forma capitalization information is for informational purposes only.  No assurance can be given as to how many shares of the Acquiring Fund shareholders of the Target Fund will receive on the closing date of the Reorganization, and the information below should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

	Aggregate Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$56,300,402	37,022.270	$1,520.70
Acquiring Fund	$837,055,262	30,899,049.894	$27.09
Combined Pro Forma Acquiring Fund	$893,355,664	32,977,322.393	$27.09

Description of the Securities to be Issued

The Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series, including the Acquiring Fund.  Shares of each series of the Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights.  All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

VOTING AND MEETING PROCEDURES

How to Vote

This proxy is being solicited by the Board of Managers of the Target Fund.  You can vote by mail or in person at the Meeting.

To vote by mail, sign and send us the enclosed Proxy voting card in the postage paid return envelope provided.  If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of the Trust in writing, or by returning a Proxy with a later date.  You also can revoke a Proxy by voting in person at the Meeting.  Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card.  This will help us ensure that an adequate number of shares are present at the Meeting.

THE BOARD OF MANAGERS OF THE TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Proxy Solicitation

In addition to the solicitation of proxies by mail, officers and employees of the Trust and CNR, without additional compensation, may solicit proxies in person or by telephone.  CNR will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

Quorum Requirements

The presence in person or by proxy of shareholders holding a majority of the total number of votes eligible to be cast by all shareholders as of the record date will constitute a quorum for the Meeting.  If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies.  The Target Fund will count all shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum.  A majority of shares represented at the meeting can adjourn the meeting.  The persons named as proxies will vote “FOR” adjournment with respect to a proposal those proxies which they are entitled to vote in favor of the proposal, and will vote those proxies they are required to vote against the proposal “AGAINST” such an adjournment.  Abstentions and “broker non-votes” will have no effect on the outcome of a vote on adjournment.

Vote Required

Approval of the Reorganization requires the affirmative vote of more than 50% of all shares of the Target Fund.

The Fund will count the number of votes cast “for” approval of the Reorganization to determine whether sufficient affirmative votes have been cast.  Assuming the presence of a quorum, abstentions and broker non-votes have the effect of negative votes.

If the shareholders of the Target Fund do not approve the Reorganization or the Reorganization is not completed for any other reason, the Target Fund will continue its current form of operation until the Board determines what further action, if any, to recommend to the shareholders of the Fund.

Appraisal Rights

Shareholders are not entitled to any rights of share appraisal under the Target Fund’s Operating Agreement, or under the laws of the state of Delaware, in connection with the Reorganization.

Shareholders Entitled to Vote

Shareholders of the Target Fund at the close of business on ______ __, 2013 will be entitled to be present and vote at the Meeting.  Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held.  As of that date, [______] shares of the Target Fund were outstanding.

[The disclosure and table below will be updated to reflect information regarding shareholders owning greater than 5%/25% of either Fund as of October 1, 2013 prior to the Prospectus/Proxy Statement being mailed to shareholders.]

As of August 31, 2013, Rochdale Alternative Total Return Offshore Fund LP may be deemed to control the Target Fund by virtue of owning 30.02% of the outstanding shares of the Fund.  This control relationship will continue to exist until such time as the share ownership represents 25% or less of the outstanding shares of the Target Fund.  Through the exercise of voting rights with respect to shares of the Target Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters for which approval of shareholders is required.

The following table shows, to the knowledge of management of the Target Fund and the Trust, the percentage of the total shares of the Target Fund and the Acquiring Fund owned of record at the close of business of August 31, 2013 by persons owning of record more than 5% of the outstanding shares.  The table also shows each such shareholder’s estimated percentage ownership of the combined Acquiring Fund, as adjusted to give effect to the Reorganization, based on such shareholder’s present holdings.

Target Fund Shareholder	Percentage of Outstanding Shares in Fund	Percentage of Outstanding Shares of Combined Fund
Rochdale Alternative Total Return Offshore Fund LP 570 Lexington Avenue New York, NY 10022	30.02%	1.89%
Fulton Quien Sabe Investments LP 1601 W Loop 289 Lubbock, TX 79416-5124	5.16%	0.33%

Acquiring Fund Shareholder	Percentage of Outstanding Shares in Fund	Percentage of Outstanding Shares of Combined Fund
Genworth Financial Trust Company FBO Genworth Financial Wealth Management & Mutual Clients & Other Custodial Clients 3200 N. Central Ave., Floor 7 Los Angeles, California 90060	22.71%	21.28%
City National Bank Fiduciary for Various Accounts Attn: Trust Ops/Mutual Funds PO Box 60520 Phoenix, Arizona 85012	7.51%	7.04%

The Trustees and officers of the Trust as a group owned beneficially less than 1% of each of the Target Fund’s and the Acquiring Fund’s outstanding shares as of August 31, 2013.

GENERAL INFORMATION

The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the event an executed Proxy without instructions is received by the Trust, they intend to vote FOR the proposed Reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

Litigation

Neither the Target Fund nor the Trust is involved in any litigation or proceeding that is believed likely to have any material adverse financial effect upon the ability of CNR to provide investment advisory services or any material adverse effect upon either the Target Fund or the Acquiring Fund.

Other Matters to Come Before the Meeting

Management of the Target Fund does not know of any matters to be presented at the Meeting other than those described in this Prospectus/Proxy Statement.  If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

Shareholder Proposals

The Meeting is a special meeting of shareholders of the Target Fund.  The Target Fund is not required, nor does it intend, to hold regular annual meetings of the Fund’s shareholders.  If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of the Trust.  Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

FINANCIAL HIGHLIGHTS AND FINANCIAL STATEMENTS

The audited annual financial statements and financial highlights of the Target Fund for the year ended September 30, 2012 and the Acquiring Fund for the year ended December 31, 2012 are incorporated by reference into the Statement of Additional Information to this Combined Prospectus and Proxy Statement.  The audited annual financial statements and financial highlights for the Target Fund have been audited by PKF O’Connor Davies, a division of O’Connor Davies, LLP, independent registered public accountants, to the extent indicated in their report thereon.  The audited annual financial statements and financial highlights for the Acquiring Fund have been audited by Tait, Weller & Baker LLP, independent registered public accountants, to the extent indicated in their report thereon.  These annual reports have been incorporated by reference in reliance upon such reports given upon the authority of such firms as an experts in accounting and auditing.  The unaudited financial statements and financial highlights of the Target Fund and the Acquiring Fund for the period ended March 31, 2013 are also incorporated by reference.  The Acquiring Fund’s semi-annual report for the period ended March 31, 2013 accompanies this Combined Prospectus and Proxy Statement.

[The information below will be updated/confirmed as of October 1, 2013 prior to the Prospectus/Proxy Statement being mailed to shareholders.]

Pro forma financial statements are not included since the net asset value of the Target Fund does not exceed ten percent of the net asset value of the Acquiring Fund, as of August 31, 2013.

INFORMATION FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION

Additional information about the Target Fund is included in its Offering Memorandum filed January 10, 2011, as supplemented, which is incorporated by reference herein.  The Commission file number for the Target Fund’s Offering Memorandum, filed January 10, 2011, is Registration No. 811-22503.  Additional information about the Acquiring Fund is included in its Prospectus and Statement of Additional Information dated January 28, 2013.  The Commission file numbers for the Trust’s registration statement containing the current Prospectuses and Statement of Additional Information for the Funds, dated January 28, 2013, are Registration No. 811-07923 and Registration No. 333-16093.

Additional information about each Fund may also be obtained from the Target Fund’s Annual Report for the fiscal year ended September 30, 2012 and the Acquiring Fund’s Annual Report for the year ended December 31, 2012, each of which has been filed with the SEC.  Copies of the Offering Memorandum, Prospectus, Statement of Additional Information, and Annual Report for the Funds, as applicable, may be obtained without charge by writing to the Funds at 570 Lexington Avenue, New York, New York 10022, by calling the Funds at 1-800-245-9888, or, with respect to the Acquiring Fund, on the Fund’s website, www.citynationalrochdalefunds.com.  The Funds are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC.  Once available, these materials may be inspected and copied:

•	At the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549;

•	At the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604;

•	By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

•	On the SEC’s EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

*****

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (this “Agreement”) is made as of this __ day of ________, 2013, by and among City National Rochdale Alternative Total Return Fund LLC, a Delaware limited liability company (the “Target Fund”), City National Rochdale Funds, a Delaware statutory trust (the “Trust”), on behalf of City National Rochdale Fixed Income Opportunities Fund, a series thereof (the “Acquiring Fund”), and, solely for purposes of Section 4.4, City National Rochdale, LLC (“CNR”).

WHEREAS, the parties wish to effect a reorganization (the “Reorganization”) which will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and the issuance by the Acquiring Fund of the number of shares of the Acquiring Fund (the “Shares”) described in Section Error! Reference source not found., and the distribution of the Shares by the Target Fund to its shareholders in complete liquidation and dissolution of the Target Fund, all as more fully set forth in this Agreement.

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and the Board of Managers of the Target Fund, including a majority of the Managers who are “interested persons” of the Target Fund, as defined in the 1940 Act, have each determined that the Reorganization is in the best interests of the shareholders of the Target Fund and the Acquiring Fund, respectively, and that the interests of shareholders of each Fund would not be diluted as a result of the transactions contemplated thereby.

NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

Article 1
Transfer of Assets and Liabilities

1.1           Transfer of Assets and Liabilities.  Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined) the Target Fund shall transfer all of its assets to the Acquiring Fund.  In exchange therefor, the Acquiring Fund shall assume all of the liabilities of the Target Fund and deliver to the Target Fund a number of Class N Shares which is equal to (i) the aggregate net asset value attributable to shares of the Target Fund at the close of business on the business day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Acquiring Fund outstanding at the close of business on the business day preceding the Closing Date.

1.2           Liquidation of Target Fund.  Subject to the terms and conditions set forth herein, on the Closing Date the Target Fund shall liquidate and shall distribute pro rata to its shareholders of record in proportion to their respective numbers of shares held, determined as of the close of business on the business day preceding the Closing Date, the Shares received by the Target Fund pursuant to Section 1.1.

1.3           No Issuance of Share Certificates. The Target Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Acquiring Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the Target Fund on the books of the Acquiring Fund.  No certificates evidencing Shares shall be issued.

1.4           Time and Date of Valuation.  The number of Shares to be issued by the Acquiring Fund to the Target Fund shall be computed as of 4:00 p.m. (Eastern time) on the business day preceding the Closing Date in accordance with the regular practices of the Target Fund, the Acquiring Fund and the Trust.

1.5           Closing Time and Place. The Closing Date shall be _______ __, 2013, or such later date as the parties may mutually agree.  All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided.  The closing of the Reorganization (the “Closing”) shall be held at XX:XX a.m. (Pacific time) at the offices of CNR, 570 Lexington Avenue, New York, New York 10022, or such other time and/or place as the parties may mutually agree.

1.6           Delay of Valuation.  If on the business day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

1.7           Termination of Target Fund.  As promptly as practicable after the Closing, the Target Fund shall dissolve.

Article 2
Conditions Precedent to the Effectiveness of the Reorganization

The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

2.1           Shareholder Approval. On or prior to the Closing Date, the shareholders of the Target Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.

2.2           No Injunctions or Restraints.  On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

2.3           Consents.  All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Target Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.

2.4           Effective Registration Statement.  The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

2.5           Covenants, Representations and Warranties.  Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President of the Trust and the President of the Target Fund shall have executed a certificate to such effect.

2.6           Statement of Assets and Liabilities.  The Target Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Controller and Chief Operating Officer as to its portfolio securities.

Article 3
Representations and Warranties

The parties represent and warrant as follows:

3.1           Structure and Standing.  The Target Fund represents and warrants that it is a duly organized limited liability company, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.  The Acquiring Fund represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.

3.2           Power.  Each party  represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust or Board of Managers of the Target Fund; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust or Limited Liability Company Operating Agreement of the Target Fund, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

3.3           Litigation.  Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

3.4           Fund Assets.  The Target Fund represents and warrants that on the Closing Date the assets received by the Acquiring Fund from the Target Fund will be delivered to the Acquiring Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Target Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.

3.5           The Shares.  The Acquiring Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the Target Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Acquiring Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof;  (c) the Target Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.

3.6           Tax Status and Filings.  The Target Fund represents and warrants that it is treated as a partnership and not as a regulated investment company, an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes.  The Acquiring Fund represents and warrants that it is treated as a corporation separate from the other series of the Trust under Section 851(g) of the Internal Revenue Code of 1986, as amended (the “Code”); and it has satisfied the requirements of Subchapter M of the Code for treatment as a regulated investment company for each taxable year since its formation and has elected to be treated as such.  Each party further represents that it has filed or furnished all federal, state, and other tax returns and reports required by law to have been filed or furnished, and it has paid or made provision for payment of, so far as due, all federal, state and other taxes, interest and penalties; that no such return is currently being audited; and that no assessment has been asserted with respect to any such returns or reports.

3.7           Accuracy of Information.  Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.

3.8           Acquisition of the Shares.  The Target Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.

3.9           Financial Statements.  Each party represents and warrants that its Statement of Assets and Liabilities as of _________, 2013 provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.

3.10           No Adverse Changes.  Each party represents and warrants that since _________, 2013, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).

3.11           Proxy Statement.  Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Form N-14 Registration Statement to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.

Article 4
Covenants

4.1           Conduct of Business.  During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.

4.2           Shareholder Meeting.  The Target Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.

4.3           Preparation of Combined Prospectus and Proxy Statement.  The Acquiring Fund shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the Target Fund as promptly as thereafter as practicable.  As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.

4.4           Fees and Expenses.  Whether or not this Agreement is consummated, CNR shall bear the costs and expenses of the Target Fund and the Acquiring Fund incurred in connection with this Agreement and the transactions contemplated hereby.

4.5           Provision of Documents.  Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.

4.6           Target Fund Liabilities.  The Target Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.

4.7           Tax Treatment.  The transactions contemplated by this Agreement are intended to be treated for federal income tax purposes as follows:

(a)
The contribution by the Target Fund of all of its assets to the Acquiring Fund in exchange for the assumption of all of the liabilities of Target Fund and the issuance of Shares pursuant to Section Error! Reference source not found. will be treated as a taxable exchange.

(b)
The distribution by the Target Fund of the Shares pursuant to Section Error! Reference source not found. will be treated as a complete liquidation of the Target Fund, subject to the provisions of Sections 731, 732 and 735 of the Code.

The Target Fund and the Trust, on behalf of the Acquiring Fund, agree to report the tax consequences of the transactions contemplated by this Agreement in conformity with this Section 4.7.

Article 5
Termination, Amendment and Waiver

5.1           Termination.  This Agreement may be terminated by resolution of the Board of Trustees of the Trust or Board of Managers of the Target Fund at any time prior to the Closing Date, if

(a)	either party shall have breached any material provision of this Agreement; or

(b)	circumstances develop that, in the opinion of such Board, make proceeding with the Reorganization inadvisable; or

(c)	any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

5.2           Effect of Termination.  In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.

5.3           Amendment.  This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Reorganization and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.

5.4           Waiver.  At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Managers of the Target Fund or Board of Trustees of the Trust if, in either Board’s judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Target Fund or the Acquiring Fund, respectively.

Article 6
General Provisions

6.1           Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

6.2           Assignment.  This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

6.3           Recourse.  All persons dealing with the Acquiring Fund or the Target Fund must look solely to the property of the Acquiring Fund or the Target Fund for the enforcement of any claims against the Acquiring Fund or the Target Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Acquiring Fund or the Target Fund assume any personal liability for obligations entered into on behalf of the Acquiring Fund or the Target Fund, respectively.

6.4           Notices.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:

If to the Acquiring Fund:

City National Rochdale Funds
400 North Roxbury Drive
Beverly Hills, CA 90210
Attn: Garrett R. D’Alessandro, President

With a copy to:

Bingham McCutchen LLP
Suite 4400
355 South Grand Avenue
Los Angeles, CA 90071
Attn: Michael Glazer

If to the Target Fund:

City National Rochdale Alternative Total Return Fund LLC
570 Lexington Avenue
New York, New York 10022
Attn: Garrett R. D’Alessandro, President

With a copy to:

Bingham McCutchen LLP
Suite 4400
355 South Grand Avenue
Los Angeles, CA 90071
Attn: Michael Glazer

*** Signature Page Follows***

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

CITY NATIONAL ROCHDALE FUNDS, on behalf of its City National Rochdale Fixed Income Opportunities Fund Series

By:	_______________________________
Garrett R. D’Alessandro
President

CITY NATIONAL ROCHDALE ALTERNATIVE TOTAL RETURN FUND LLC

By:	_______________________________
Garrett R. D’Alessandro
President

Solely for purposes of Section 4.4,

CITY NATIONAL ROCHDALE, LLC

By:	_______________________________
[NAME]
[TITLE]

CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Fixed Income Opportunities Fund

400 North Roxbury Drive
Beverly Hills, California 90210
(Toll free) 1-888-889-0799

Relating to the Acquisition of the Assets and Liabilities of

City National Rochdale Alternative Total Return Fund LLC

STATEMENT OF ADDITIONAL INFORMATION

__________, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated ____________, 2013 (the “Prospectus/Proxy Statement”), which relates to the shares of the City National Rochdale Fixed Income Opportunities Fund (the “Acquiring Fund”), a separate series of the City National Rochdale Funds (the “Trust”), to be issued in exchange for shares of the City National Rochdale Alternative Total Return Fund LLC (the “Target Fund”).  At a Special Meeting of Shareholders of the Trust to be held on _______, 2013 at [X:XX] Eastern Time, shareholders of the Target Fund will be asked to approve the reorganization of the Target Fund into the Acquiring Fund, as described in the Prospectus/Proxy Statement (the “Reorganization”).

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

To obtain a copy of the Prospectus/Proxy Statement, free of charge, please write to the Trust at the address shown above or call the number shown above.

This Statement of Additional Information consists of this cover page and the documents listed below, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

DOCUMENTS INCORPORATED BY REFERENCE

1.
The Acquiring Fund’s Statement of Additional Information, dated April 30, 2013, as supplemented September 10, 2013 (File No. 333-16093), as filed with the SEC on September 10, 2013 (Accession No. 0001398344-13-004356) is incorporated herein by reference.

2.
The Target Fund’s Statement of Additional Information, dated December 13, 2010 (File No. 811-22503), as filed with the SEC on January 10, 2011 (Accession No. 0000929638-11-000009) is incorporated herein by reference.

3.
The Acquiring Fund’s Annual Report for the year ended December 31, 2012 (File No. 811-08685), as filed with the SEC on March 8, 2013 (Accession No. 0001193125-13-097925) is incorporated herein by reference.

4.
The Target Fund’s Annual Report for the year ended September 30, 2012 (File No. 811-08685), as filed with the SEC on December 7, 2012 (Accession No. 0000894189-12-006780) is incorporated herein by reference.

5.
The Acquiring Fund’s Semi-Annual Report for the fiscal period ended March 31, 2013 (File No. 811-07923), as filed with the SEC on June 10, 2013 (Accession No. 0001398344-13-002827) is incorporated herein by reference.

6.
The Target Fund’s Semi-Annual Report for the fiscal period ended March 31, 2013 (File No. 811-22503), as filed with the SEC on June 10, 2013 (Accession No. 0000894189-13-003376) is incorporated herein by reference.

Please retain this Statement of Additional Information for further reference.

PART C

Item 15.	Indemnification

Please see Article VI of the Amended and Restated By-Laws of the City National Rochdale Funds (the “Registrant”), which have been filed as an exhibit to this registration statement. In addition, each trustee of the Registrant has entered into an Indemnification Agreement with the Registrant whereby the Registrant indemnifies and holds harmless each trustee against any costs, disbursements or expenses customarily incurred in any legal proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by law, subject to certain conditions.  Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the provisions contained in the Registrant’s Amended and Restated By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said Amended and Restated By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16.	Exhibits

1)	Charter Documents:

a.	Certificate of Trust dated October 25, 1996 and amendments thereto dated February 11, 1998 and April 2, 1999. (G)

(i)	Certificate of Amendment dated August 15, 2013 to the Certificate of Trust dated October 25, 1996, as amended - filed herewith.

b.	Agreement and Declaration of Trust dated October 25, 1996. (A)

(i)	Amendment dated April 26, 1999, to the Agreement and Declaration of Trust dated October 25, 1996. (B)

(ii)	Amendment dated December 4, 2012, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999. (H)

(iii)	Amendment dated August 15, 2013, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999 - filed herewith.

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2)	By-Laws:

a.	By-Laws dated October 25, 1996. (A)

b.	Amendment dated April 26, 1999, to the By-Laws dated October 25, 1996. (B)

c.	Amended and Restated By-Laws dated February 26, 2009. (G)

d.	Amendment dated August 29, 2013 to the Amended and Restated By-Laws dated February 26, 2009 - filed herewith.

3)	Not applicable.

4)	Agreement and Plan of Reorganization:

a.	Form of Agreement and Plan of Reorganization. (C)

5)	Not applicable.

6)	Investment Management Agreements:

a.
Investment Management Agreement dated March 28, 2013 between the Registrant and Rochdale Investment Management LLC (now City National Rochdale, LLC) with respect to the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”). (H)

b.
Investment Manager Agreement dated March 28, 2013 between Rochdale Investment Management LLC (now City National Rochdale, LLC) and Seix Investment Advisors LLC with respect to the Fixed Income Opportunities Fund. (H)

c.
Investment Manager Agreement dated March 28, 2013 between Rochdale Investment Management LLC (now City National Rochdale, LLC) and Federated Investment Management Company with respect to the Fixed Income Opportunities Fund. (H)

d.
Investment Manager Agreement dated March 28, 2013 between Rochdale Investment Management LLC (now City National Rochdale, LLC) and GML Capital LLP with respect to the Fixed Income Opportunities Fund. (H)

7)	Distribution Agreements:

a.	Distribution Agreement dated April 1, 1999 between the Registrant and SEI Investments Distribution Co. with respect to the Fixed Income Opportunities Fund. (H)

b.
AML Amendment dated March 13/14, 2006, to the Distribution Agreement dated April 1, 1999 between the Registrant and SEI Investments Distribution Co. with respect to the Fixed Income Opportunities Fund. (H)

c.	Form of Sub-Distribution and Servicing Agreement. (F)

8)	Not applicable.

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9)	Custody Agreements:

a.	Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association with respect to the Fixed Income Opportunities Fund. (E)

b.	First Amendment dated January 1, 2012, to the Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association with respect to the Fixed Income Opportunities Fund. (H)

10)	Distribution Plan and 18f-3 Plan:

a.	Rule 12b-1 Distribution Plan dated January 28, 2013 with respect to the Fixed Income Opportunities Fund. (G)

b.	Amended and Restated Multiple Class Plan dated February 19, 2013 with respect to the Fixed Income Opportunities Fund. (H)

c.	Revised Appendix A dated September 17, 2013 to the Amended and Restated Multiple Class Plan dated February 19, 2013 with respect to the Fixed Income Opportunities Fund - filed herewith.

11)	Opinion of Counsel:

a.	Opinion and consent of counsel as to the legality of the securities being registered - filed herewith.

12)	Not applicable.

13)	Other Material Contracts:

a.	Amended and Restated Administration Agreement dated January 1, 2013 between the Registrant and SEI Investments Global Funds Services with respect to the Fixed Income Opportunities Fund. (H)

b.	Transfer Agent Servicing Agreement dated January 1, 2013 between the Registrant and U.S. Bancorp Fund Services, LLC with respect to the Fixed Income Opportunities Fund. (H)

c.	Amended and Restated Shareholder Services Agreement dated June 1, 2001 between the Registrant and City National Bank with respect to the Fixed Income Opportunities Fund. (F)

(i)
Amended Exhibit A, dated December 4, 2012, to the Amended and Restated Shareholder Services Agreement dated June 1, 2001 between the Registrant and City National Bank with respect to the Fixed Income Opportunities Fund. (H)

d.	Form of Shareholder Service Provider Agreement between City National Bank and RIM Securities, LLC with respect to the Fixed Income Opportunities Fund. (D)

e.	Form of Investment Management Agreement between City National Rochdale Fixed Income Opportunities (Ireland) Limited and City National Rochdale, LLC - filed herewith.

f.	Servicing Agreement between the Registrant and Financial Life Services, LLC (All Financial Group) - to be filed by amendment.

3

14)	Other Opinions:

a.	Consent of Independent Registered Certified Public Accounting Firm, PKF O’Connor Davies, a division of O’Connor Davies, LLP – filed herewith.

b.	Consent of Independent Registered Certified Public Accounting Firm, Tait, Weller & Baker LLP – filed herewith.

15)	Not applicable.

16)	Powers of Attorney:

a.	Power of Attorney - filed herewith.

17)	Additional Exhibits:

a.	Form of Proxy Card - filed herewith.

b.	The Fixed Income Opportunities Fund’s Statement of Additional Information dated April 30, 2013 as supplemented September 10, 2013. (I)

c.	The City National Rochdale Alternative Total Return Fund LLC’s Statement of Additional Information dated December 13, 2010. (J)

d.	The Fixed Income Opportunities Fund’s Annual Report for the year ended December 31, 2012. (K)

e.	The City National Rochdale Alternative Total Return Fund LLC’s Annual Report for the year ended September 30, 2012. (L)

f.	The Fixed Income Opportunities Fund’s Semi-Annual Report for the fiscal period ended March 31, 2013. (M)

g.	The City National Rochdale Alternative Total Return Fund LLC’s Semi-Annual Report for the fiscal period ended March 31, 2013. (N)

All Exhibits filed previously are herein incorporated by reference as follows:

A.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 14, 1996 and incorporated herein by reference.

B.	Previously filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on May 3, 1999 and incorporated herein by reference.

C.	Filed as Appendix A to Part A of this Registration Statement on Form N-14.

D.	Previously filed as an exhibit to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 21, 2012, and incorporated herein by reference.

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E.	Previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on September 14, 2011, and incorporated herein by reference.

F.	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on June 27, 2007 and incorporated herein by reference.

G.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-14 (File No. 333-186096) on January 28, 2013 and incorporated herein by reference.

H.	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 62 (File No. 333-16093) on April 30, 2013 and incorporated herein by reference.

I.	Previously filed as part of a 497 filing (File No. 333-16093) on September 10, 2013and incorporated herein by reference.

J.
Previously filed as part of the City National Rochdale Alternative Total Return Fund LLC’s   Registration Statement on Form N-2 (File No. 811-22503) on January 10, 2011 and incorporated herein by reference.

K.	Previously filed on March 8, 2013 (File No. 811-08685) and incorporated herein by reference.

L.	Previously filed on December 7, 2012 (File No. 811-08685) and incorporated herein by reference.

M.	Previously filed on June 10, 2013 (File No. 811-07923) and incorporated herein by reference.

N.	Previously filed on June 10, 2013 (File No. 811-22503) and incorporated herein by reference.

Item 17.	Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.
City National Rochdale Fixed Income Opportunities (Ireland) Limited (the “Subsidiary”) undertakes that the assets of the Subsidiary will be maintained at all times in accordance with the requirements of Section 17(f) of the Investment Company Act of 1940, as amended (the “1940” Act”), and the rules thereunder.

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4.
The Subsidiary undertakes that it will maintain duplicate copies of its books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of Section 31 of the 1940 Act and the rules thereunder.

5.	The Subsidiary undertakes that it will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

6.	The Subsidiary undertakes that it will consent to the jurisdiction of the United States courts and the SEC over it.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Beverly Hills, and State of California, on the 30th day of September, 2013.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	September 30, 2013
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Controller & Chief	September 30, 2013
Eric Kleinschmidt	Operating Officer

Irwin G. Barnet*	Trustee	September 30, 2013
Irwin G. Barnet

Vernon C. Kozlen*	Trustee	September 30, 2013
Vernon C. Kozlen

William R. Sweet*	Trustee	September 30, 2013
William R. Sweet

James R. Wolford*	Trustee	September 30, 2013
James R. Wolford

Daniel A. Hanwacker*	Trustee	September 30, 2013
Daniel A. Hanwacker

Jay C. Nadel*	Trustee	September 30, 2013
Jay C. Nadel

Andrew S. Clare*	Trustee	September 30, 2013
Andrew S. Clare

Jon C. Hunt*	Trustee	September 30, 2013
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro Attorney-in-Fact, pursuant to Power of Attorney

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This registration statement, with respect only to information that specifically relates to City National Rochdale Fixed Income Opportunities (Ireland) Limited, has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Derek Delaney	Director	September 30, 2013
Derek Delaney

/s/ Jeremy O’Sullivan	Director	September 30, 2013
Jeremy O’Sullivan

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EXHIBIT INDEX

Exhibit Number	Exhibit

1.A.I	Certificate of Amendment dated August 15, 2013 to the Certificate of Trust dated October 25, 1996, as amended.

1.B.III	Amendment dated August 15, 2013, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999.

2.D	Amendment dated August 29, 2013 to the Amended and Restated By-Laws dated February 26, 2009.

10.C	Revised Appendix A dated September 17, 2013 to the Amended and Restated Multiple Class Plan dated February 19, 2013.

11.A	Opinion and consent of counsel as to legality of the securities being registered.

13.E	Form of Investment Management Agreement between City National Rochdale Fixed Income Opportunities (Ireland) Limited and City National Rochdale, LLC.

14.A	Consent of Independent Registered Certified Public Accounting Firm, PKF O’Connor Davies, a division of O’Connor Davies, LLP.

14.B	Consent of Independent Registered Certified Public Accounting Firm, Tait, Weller & Baker LLP.

16.A	Power of Attorney.

17.A	Form of Proxy Card.

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